                                                       -------------------------
                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number:  3235-0578
                                                       Expires:  April 30, 2010
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                                                       hours per response: 10.5
                                                       -------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-02699
                                   ---------------------------------------------

                               AIM Growth Series
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

Philip A. Taylor   11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919
                                                    ----------------------------

Date of fiscal year end: 12/31
                         -------------------------------------------------------

Date of reporting period: 3/31/08
                          ------------------------------------------------------

Item 1.  Schedule of Investments.

                              AIM BASIC VALUE FUND
             Quarterly Schedule of Portfolio Holdings March 31, 2008

                        [INVESCO AIM LOGO APPEARS HERE]
                                --serivcemark--

invescoaim.com             BVA-QTR-1 03/08            Invesco Aim Advisors, Inc.

AIM BASIC VALUE FUND


SCHEDULE OF INVESTMENTS (A)
March 31, 2008
(Unaudited)


                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS-97.39%

ADVERTISING-5.42%

Interpublic Group of Cos., Inc. (The) (b)         11,837,342   $    99,552,046
------------------------------------------------------------------------------
Omnicom Group Inc.                                 1,881,971        83,145,479
==============================================================================
                                                                   182,697,525
==============================================================================

APPAREL RETAIL-1.64%

Gap, Inc. (The)                                    2,814,856        55,396,366
==============================================================================

AUTO PARTS & EQUIPMENT-0.13%

WABCO Holdings Inc.                                   95,927         4,376,190
==============================================================================

BREWERS-2.69%

Molson Coors Brewing Co. -Class B                  1,726,318        90,752,537
==============================================================================

COMPUTER HARDWARE-3.27%

Dell Inc. (b)                                      5,527,729       110,112,362
==============================================================================

CONSTRUCTION MATERIALS-3.19%

Cemex S.A.B. de C.V. -ADR (Mexico)(b)(c)           4,108,084       107,303,154
==============================================================================

CONSUMER FINANCE-1.56%

SLM Corp.                                          3,419,221        52,485,042
==============================================================================

DATA PROCESSING & OUTSOURCED
  SERVICES-3.31%

Western Union Co.                                  5,237,013       111,391,267
==============================================================================

DEPARTMENT STORES-1.26%

Kohl's Corp. (b)                                     989,000        42,418,210
==============================================================================

DIVERSIFIED BANKS-0.68%

Wachovia Corp.                                       849,851        22,945,977
==============================================================================

ELECTRONIC MANUFACTURING SERVICES-0.99%

Tyco Electronics Ltd.                                968,882        33,252,030
==============================================================================

GENERAL MERCHANDISE STORES-2.41%

Target Corp.                                       1,599,625        81,068,995
==============================================================================

HEALTH CARE DISTRIBUTORS-2.68%

Cardinal Health, Inc.                              1,717,244        90,172,482
==============================================================================

HOME IMPROVEMENT RETAIL-2.85%

Home Depot, Inc. (The)                             3,433,663        96,039,554
==============================================================================

HOUSEHOLD APPLIANCES-2.04%

Whirlpool Corp. (c)                                  791,600        68,695,048
==============================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-2.92%

Robert Half International, Inc.                    3,827,686        98,524,638
==============================================================================

INDUSTRIAL CONGLOMERATES-4.16%

General Electric Co.                               1,937,026        71,689,332
==============================================================================


                                                  SHARES            VALUE
------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES-(CONTINUED)

Tyco International Ltd.                            1,551,263   $    68,333,135
==============================================================================
                                                                   140,022,467
==============================================================================

INDUSTRIAL MACHINERY-2.76%

Illinois Tool Works Inc.                           1,927,582        92,967,280
==============================================================================

INSURANCE BROKERS-1.92%

Marsh & McLennan Cos., Inc.                        2,656,942        64,696,538
==============================================================================

INVESTMENT BANKING & BROKERAGE-4.08%

Merrill Lynch & Co., Inc.                          1,600,439        65,201,885
------------------------------------------------------------------------------
Morgan Stanley                                     1,579,437        72,180,271
==============================================================================
                                                                   137,382,156
==============================================================================

LIFE SCIENCES TOOLS & SERVICES-1.89%

Waters Corp. (b)                                   1,144,192        63,731,494
==============================================================================

MANAGED HEALTH CARE-3.85%

UnitedHealth Group Inc.                            3,769,886       129,533,283
==============================================================================

MOVIES & ENTERTAINMENT-1.47%

Walt Disney Co. (The)                              1,576,593        49,473,488
==============================================================================

MULTI-LINE INSURANCE-2.42%

American International Group, Inc.                 1,881,007        81,353,553
==============================================================================

OIL & GAS DRILLING-1.49%

Transocean Inc.                                      370,628        50,108,906
==============================================================================

OIL & GAS EQUIPMENT & SERVICES-5.46%

Halliburton Co.                                    2,402,177        94,477,622
------------------------------------------------------------------------------
Weatherford International Ltd. (b)                 1,236,105        89,580,529
==============================================================================
                                                                   184,058,151
==============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-5.29%

Citigroup Inc.                                     4,281,891        91,718,105
------------------------------------------------------------------------------
JPMorgan Chase & Co.                               2,013,197        86,466,811
==============================================================================
                                                                   178,184,916
==============================================================================

PACKAGED FOODS & MEATS-1.70%

Unilever N.V. (Netherlands)                        1,706,103        57,289,146
==============================================================================

PHARMACEUTICALS-3.49%

Sanofi-Aventis (France)(c)                           894,960        67,139,742
------------------------------------------------------------------------------
Wyeth                                              1,205,275        50,332,284
==============================================================================
                                                                   117,472,026
==============================================================================

PROPERTY & CASUALTY INSURANCE-1.67%

XL Capital Ltd. -Class A                           1,901,882        56,200,613
==============================================================================



See accompanying notes which are an integral part of this schedule.

AIM BASIC VALUE FUND


                                                  SHARES            VALUE
------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT-3.52%

ASML Holding N.V.  (Netherlands)(b)                  261,212   $     6,424,809
------------------------------------------------------------------------------
KLA-Tencor Corp.                                   3,024,532       112,210,137
==============================================================================
                                                                   118,634,946
==============================================================================

SEMICONDUCTORS-2.72%

Maxim Integrated Products, Inc.                    4,501,495        91,785,483
==============================================================================

SPECIALIZED FINANCE-3.26%

Moody's Corp. (c)                                  3,154,393       109,867,508
==============================================================================

SYSTEMS SOFTWARE-3.90%

CA Inc.                                            3,041,669        68,437,552
------------------------------------------------------------------------------
Microsoft Corp.                                    2,213,844        62,828,893
==============================================================================
                                                                   131,266,445
==============================================================================

THRIFTS & MORTGAGE FINANCE-5.30%

Fannie Mae                                         4,425,894       116,489,530
------------------------------------------------------------------------------
Washington Mutual, Inc. (c)                        6,037,907        62,190,442
------------------------------------------------------------------------------
                                                                   178,679,972
==============================================================================
    Total Common Stocks & Other Equity
      Interests
      (Cost $3,066,171,667)                                      3,280,339,748
==============================================================================

MONEY MARKET FUNDS-0.12%

Liquid Assets Portfolio -Institutional
  Class(d)                                         1,984,637         1,984,637
------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(d)          1,984,637         1,984,637
------------------------------------------------------------------------------
    Total Money Market Funds
      (Cost $3,969,274)                                              3,969,274
==============================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities on loan)-97.51%
  (Cost $3,070,140,941)                                          3,284,309,022
==============================================================================

INVESTMENTS PURCHASED WITH CASH
  COLLATERAL FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-3.09%

Liquid Assets Portfolio -Institutional
  Class
  (Cost $104,196,388)(d)(e)                      104,196,388       104,196,388
==============================================================================
TOTAL INVESTMENTS-100.60%
  (Cost $3,174,337,329)                                          3,388,505,410
==============================================================================
OTHER ASSETS LESS LIABILITIES-(0.60)%                              (20,228,668)
==============================================================================
NET ASSETS-100.00%                                             $ 3,368,276,742
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

ADR  -- American Depositary Receipt


Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c)  All or a portion of this security was out on loan at March 31, 2008.

(d) The money market fund and the Fund are affiliated by having the same investment advisor.

(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.



See accompanying notes which are an integral part of this schedule.

AIM BASIC VALUE FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM BASIC VALUE FUND


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

AIM BASIC VALUE FUND
     foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

          Level 1 - Quoted prices in an active market for identical assets.

          Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered input levels, as of the end of the reporting period, March 31, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                                  INVESTMENTS IN
INPUT LEVEL                                                         SECURITIES
--------------------------------------------------------------------------------
Level 1                                                           $3,388,505,410
--------------------------------------------------------------------------------
Level 2                                                                       --
--------------------------------------------------------------------------------
Level 3                                                                       --
================================================================================
                                                                  $3,388,505,410
________________________________________________________________________________
================================================================================

AIM BASIC VALUE FUND


NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2008 was $742,518,304 and $1,138,808,022, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $   647,940,513
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                (442,043,945)
========================================================================================
Net unrealized appreciation of investment securities                     $   205,896,568
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $3,182,608,842.

                              AIM ALLOCATION FUNDS
                        AIM CONSERVATIVE ALLOCATION FUND
                           AIM GROWTH ALLOCATION FUND
                          AIM MODERATE ALLOCATION FUND
                      AIM MODERATE GROWTH ALLOCATION FUND
                  AIM MODERATELY CONSERVATIVE ALLOCATION FUND
            Quarterly Schedule of Portfolio Holdings March 31, 2008


                        [INVESCO AIM LOGO APPEARS HERE]
                                --Service Mark--

invescoaim.com                   AAS-QTR-1 03/08      Invesco Aim Advisors, Inc.

AIM ALLOCATION FUNDS

SCHEDULE OF INVESTMENTS
March 31, 2008
(Unaudited)


AIM CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-99.97%(a)


                                                                        CHANGE IN
                       % OF                                PROCEEDS     UNREALIZED    REALIZED
                        NET       VALUE       PURCHASE       FROM      APPRECIATION     GAIN     DIVIDEND     SHARES        VALUE
                      ASSETS    12/31/07       AT COST      SALES     (DEPRECIATION)   (LOSS)     INCOME     03/31/08     03/31/08
                      --------------------------------------------------------------------------------------------------------------
AIM Charter Fund        4.70% $  5,927,791  $   638,831  $   (77,529)   $ (359,121)   $ 12,824  $       --     386,582  $  6,142,796
------------------------------------------------------------------------------------------------------------------------------------
AIM Floating Rate
  Fund                  6.47%    8,280,864    1,046,265     (107,176)     (756,782)    (13,488)    152,216   1,080,522     8,449,683
------------------------------------------------------------------------------------------------------------------------------------
AIM International
  Core Equity Fund      2.27%    2,985,651      319,415      (37,602)     (311,024)      4,723          --     228,838     2,961,163
------------------------------------------------------------------------------------------------------------------------------------
AIM International
  Total Return Fund     4.74%    5,267,623      539,834      (74,745)      459,005       6,311      28,769     527,043     6,198,028
------------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic
  Value Fund            2.08%    2,787,949      319,415      (35,428)     (358,750)     (1,807)         --     217,258     2,711,379
------------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth
  Fund (b)              2.33%    3,204,501      319,415      (39,521)     (448,969)      7,129          --     259,825     3,042,555
------------------------------------------------------------------------------------------------------------------------------------
AIM Limited Maturity
  Treasury Fund         8.59%   10,046,134    1,113,461     (139,098)      188,883       3,790      91,333   1,077,154    11,213,170
------------------------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector Fund   2.27%    2,949,052      319,416      (37,821)     (272,415)      5,411          --     114,515     2,963,643
------------------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond
  Fund                 24.73%   29,519,969    3,538,324     (402,545)     (346,433)    (14,964)    471,946   3,381,607    32,294,351
------------------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth
  Fund                  2.30%    3,144,633      319,415      (38,362)     (427,461)      2,772          --     289,113     3,000,997
------------------------------------------------------------------------------------------------------------------------------------
AIM Structured Value
  Fund                  2.16%    2,800,602      319,415      (36,066)     (254,555)       (907)         --     285,130     2,828,489
------------------------------------------------------------------------------------------------------------------------------------
AIM Total Return Bond
  Fund                 22.80%   27,455,265    3,162,868     (372,772)     (463,972)     (8,031)    352,016   2,965,474    29,773,358
------------------------------------------------------------------------------------------------------------------------------------
AIM Trimark Endeavor
  Fund                  4.15%    5,184,307      638,831      (69,071)     (337,720)      4,498          --     417,631     5,420,845
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio            10.38%   12,337,623    1,382,748     (162,345)           --          --     127,002  13,558,026    13,558,026
====================================================================================================================================
TOTAL INVESTMENTS IN
  AFFILIATED
  UNDERLYING FUNDS
  (COST $133,900,226)  99.97%  121,891,964   13,977,653   (1,630,081)    (3,689,314)     8,261   1,223,282               130,558,483
====================================================================================================================================
OTHER ASSETS LESS
  LIABILITIES           0.03%                                                                                                 33,395
====================================================================================================================================
NET ASSETS            100.00%                                                                                           $130,591,878
====================================================================================================================================


AIM GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-100.09%(a)


                                                                        CHANGE IN
                       % OF                                PROCEEDS     UNREALIZED    REALIZED
                        NET       VALUE       PURCHASE       FROM      APPRECIATION     GAIN    DIVIDEND    SHARES        VALUE
                      ASSETS    12/31/07      AT COST       SALES     (DEPRECIATION)   (LOSS)    INCOME    03/31/08     03/31/08
                      ------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund (b)   4.61% $ 36,048,799  $   532,995  $  (275,306)  $ (5,887,464)  $ 77,828  $     --   1,478,277  $ 30,496,852
----------------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund     5.36%   36,384,504    1,323,647     (302,761)    (1,963,444)   (20,021)  790,650   8,811,424    35,421,925
----------------------------------------------------------------------------------------------------------------------------------
AIM International
  Core Equity Fund     12.61%   92,056,511    1,332,488     (723,673)    (9,470,912)   129,229        --   6,439,230    83,323,643
----------------------------------------------------------------------------------------------------------------------------------
AIM International
  Growth Fund          13.08%   93,962,662    1,332,487     (731,079)    (8,362,451)   247,395        --   2,914,667    86,449,014
----------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic
  Value Fund            8.00%   59,960,276      932,741     (478,791)    (7,481,649)   (18,891)       --   4,239,879    52,913,686
----------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth
  Fund (b)             10.42%   79,155,178    1,065,990     (611,173)   (10,827,591)   108,262        --   5,883,063    68,890,666
----------------------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector Fund  12.60%   90,829,497    1,332,488     (724,450)    (8,351,556)   188,332        --   3,217,709    83,274,311
----------------------------------------------------------------------------------------------------------------------------------
AIM Real Estate Fund    5.17%   33,168,286      664,128     (275,470)       683,576    (44,344)  131,133   1,470,803    34,196,176
----------------------------------------------------------------------------------------------------------------------------------
AIM Small Cap Growth
  Fund                  9.66%   72,711,325    1,065,990     (564,688)    (9,365,700)      (570)       --   2,441,543    63,846,357
----------------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth
  Fund                 10.23%   77,617,766    1,065,990     (586,998)   (10,485,152)    38,941        --   6,517,394    67,650,547
----------------------------------------------------------------------------------------------------------------------------------
AIM Structured Value
  Fund                  8.35%   60,252,728      932,741     (480,587)    (5,466,334)   (13,233)       --   5,567,068    55,225,315
==================================================================================================================================
TOTAL INVESTMENTS IN
 AFFILIATED
 UNDERLYING FUNDS
 (COST $695,631,020)  100.09%  732,147,532   11,581,685   (5,754,976)   (76,978,677)   692,928   921,783               661,688,492
==================================================================================================================================
OTHER ASSETS LESS
 LIABILITIES           -0.09%                                                                                             (571,691)
==================================================================================================================================
NET ASSETS            100.00%                                                                                         $661,116,801
==================================================================================================================================



See accompanying Notes which are an intergal part of this schedule.

AIM ALLOCATION FUNDS

March 31, 2008
(Unaudited)


AIM MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-100.11%(A)

                                                                          CHANGE IN
                                                                          UNREALIZED   REALIZED
                          % OF NET     VALUE     PURCHASES    PROCEEDS   APPRECIATION     GAIN    DIVIDEND    SHARES       VALUE
                           ASSETS    12/31/07     AT COST    FROM SALES (DEPRECIATION)   (LOSS)    INCOME    03/31/08    03/31/08
-----------------------------------------------------------------------------------------------------------------------------------
AIM Capital Development
  Fund                      4.42%  $ 37,430,178 $   591,130 $  (296,661) $ (5,479,087) $(30,806) $       --  1,971,527 $ 32,214,754
-----------------------------------------------------------------------------------------------------------------------------------
AIM Floating Rate Fund      2.96%    23,044,053     753,944    (196,087)   (2,007,816)  (26,230)    400,067  2,758,039   21,567,864
-----------------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund         9.24%    69,195,698   2,573,609    (603,468)   (3,729,770)  (51,954)  1,509,588 16,762,218   67,384,115
-----------------------------------------------------------------------------------------------------------------------------------
AIM International Core
  Equity Fund               9.66%    77,836,457   1,182,259    (635,469)   (8,026,128)  124,960          --  5,446,838   70,482,079
-----------------------------------------------------------------------------------------------------------------------------------
AIM International Growth
  Fund                      7.52%    59,608,366     886,694    (488,446)   (5,295,999)  160,921          --  1,850,018   54,871,536
-----------------------------------------------------------------------------------------------------------------------------------
AIM International Total
  Return Fund               3.23%    21,538,918     405,489    (206,201)    1,795,590    19,179     109,924  2,002,804   23,552,975
-----------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic
  Value Fund                4.38%    36,182,198     591,129    (295,591)   (4,525,292)  (10,946)         --  2,559,415   31,941,498
-----------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth
  Fund (b)                  6.24%    52,313,375     738,912    (418,185)   (7,178,089)   92,700          --  3,889,728   45,548,713
-----------------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Basic Value
  Fund                      4.37%    36,935,154     591,130    (301,446)   (5,406,411)   25,421          --  2,671,464   31,843,848
-----------------------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector Fund       4.83%    38,392,019     591,130    (318,697)   (3,524,204)   74,259          --  1,360,684   35,214,507
-----------------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund    2.77%    20,021,197     599,101    (180,653)     (224,150)   (7,347)    303,541  2,116,036   20,208,148
-----------------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth
  Fund                      6.13%    51,278,660     738,912    (407,604)   (6,914,720)   24,417          --  4,308,253   44,719,665
-----------------------------------------------------------------------------------------------------------------------------------
AIM Structured Value
  Fund                      4.57%    36,352,557     591,130    (302,747)   (3,291,507)  (12,664)         --  3,360,561   33,336,769
-----------------------------------------------------------------------------------------------------------------------------------
AIM Total Return Bond
  Fund                     25.68%   187,013,322   4,994,449  (1,680,027)   (2,890,914)  (90,905)  2,275,270 18,659,953  187,345,925
-----------------------------------------------------------------------------------------------------------------------------------
AIM Trimark Small
  Companies Fund            4.11%    35,865,195     591,130    (282,011)   (6,191,194)   36,386          --  2,442,596   30,019,506
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN
  AFFILIATED UNDERLYING
  FUNDS
  (COST $755,386,785)     100.11%   783,007,347  16,420,148  (6,613,293)  (62,889,691)  327,391   4,598,390             730,251,902
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES              -0.11%                                                                                          (799,357)
===================================================================================================================================
NET ASSETS                100.00%                                                                                      $729,452,545
___________________________________________________________________________________________________________________________________
===================================================================================================================================

AIM MODERATE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-100.06%(A)


                                                                          CHANGE IN
                                                                          UNREALIZED   REALIZED
                          % OF NET     VALUE     PURCHASES    PROCEEDS   APPRECIATION     GAIN    DIVIDEND    SHARES       VALUE
                           ASSETS    12/31/07     AT COST    FROM SALES (DEPRECIATION)   (LOSS)    INCOME    03/31/08    03/31/08
-----------------------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund (b)        4.54% $ 24,752,482 $   730,839 $   (80,264) $(4,037,862)  $ 13,696  $       --  1,036,301 $ 21,378,891
-----------------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund         10.52%   49,939,002   2,560,454    (178,654)  (2,733,371)   (14,923)  1,098,782 12,331,470   49,572,508
-----------------------------------------------------------------------------------------------------------------------------------
AIM International Core
  Equity Fund               10.89%   55,588,814   1,607,846    (187,056)  (5,694,317)    20,164          --  3,967,191   51,335,451
-----------------------------------------------------------------------------------------------------------------------------------
AIM International Growth
  Fund                      11.30%   56,719,771   1,607,846    (189,222)  (4,953,226)    43,120          --  1,794,615   53,228,289
-----------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic Value
  Fund                       6.30%   32,954,012   1,023,175    (111,426)  (4,149,829)   (15,963)         --  2,379,805   29,699,969
-----------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth
  Fund (b)                   8.43%   44,779,891   1,205,884    (147,768)  (6,118,026)    11,366          --  3,392,942   39,731,347
-----------------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Basic Value
  Fund                       4.49%   24,025,178     730,839     (81,541)  (3,528,786)    (6,931)         --  1,773,386   21,138,759
-----------------------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector Fund        7.43%   37,407,786   1,096,259    (127,394)  (3,400,844)    15,514          --  1,352,060   34,991,321
-----------------------------------------------------------------------------------------------------------------------------------
AIM Real Estate Fund         2.54%   11,384,984     411,363     (39,836)     241,549    (11,351)     45,943    515,557   11,986,709
-----------------------------------------------------------------------------------------------------------------------------------
AIM Small Cap Equity Fund    7.34%   36,656,856   1,096,259    (121,193)  (3,040,656)   (27,187)         --  3,153,657   34,564,079
-----------------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth
  Fund                       8.29%   43,933,750   1,205,884    (141,570)  (5,947,784)     7,581          --  3,762,800   39,057,861
-----------------------------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund    6.58%   33,121,041   1,023,175    (111,924)  (3,029,120)    (5,409)         --  3,124,774   30,997,763
-----------------------------------------------------------------------------------------------------------------------------------
AIM Total Return Bond
  Fund                      11.41%   52,719,527   2,108,057    (194,339)    (837,143)    (7,891)    646,382  5,357,392   53,788,211
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN
  AFFILIATED UNDERLYING
  FUNDS
  (COST $511,784,587)      100.06%  503,983,094  16,407,880  (1,712,187) (47,229,415)    21,786   1,791,107             471,471,158
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES               -0.06%                                                                                         (259,299)
===================================================================================================================================
NET ASSETS                 100.00%                                                                                     $471,211,859
___________________________________________________________________________________________________________________________________
===================================================================================================================================



See accompanying notes which are an integral part of this schedule of this schedule.

AIM ALLOCATION FUNDS

March 31, 2008
(Unaudited)


AIM MODERATELY CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-100.12%(A)


                                                                          CHANGE IN
                                                                          UNREALIZED   REALIZED
                          % OF NET     VALUE     PURCHASES    PROCEEDS   APPRECIATION     GAIN    DIVIDEND    SHARES       VALUE
                           ASSETS    12/31/07     AT COST    FROM SALES (DEPRECIATION)   (LOSS)    INCOME    03/31/08    03/31/08
-----------------------------------------------------------------------------------------------------------------------------------
AIM Capital Development
  Fund                       2.13% $  2,602,249  $  192,303 $   (23,463) $  (386,746)  $(1,167)   $     --     145,849 $  2,383,176
-----------------------------------------------------------------------------------------------------------------------------------
AIM Floating Rate Fund       4.73%    5,344,069     479,454     (51,437)    (472,545)   (5,575)     95,043     676,978    5,293,966
-----------------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund          3.94%    4,280,082     403,381     (41,512)    (234,434)   (2,619)     95,696   1,095,746    4,404,898
-----------------------------------------------------------------------------------------------------------------------------------
AIM Intermediate
  Government Fund           14.53%   14,927,695   1,212,111    (151,580)     263,584       (36)    212,137   1,857,346   16,251,774
-----------------------------------------------------------------------------------------------------------------------------------
AIM International Core
  Equity Fund                4.63%    5,398,355     384,607     (50,516)    (552,659)    4,832          --     400,666    5,184,619
-----------------------------------------------------------------------------------------------------------------------------------
AIM International Growth
  Fund                       2.40%    2,752,161     192,303     (25,669)    (240,789)    5,902          --      90,489    2,683,908
-----------------------------------------------------------------------------------------------------------------------------------
AIM International Total
  Return Fund                4.27%    4,166,486     291,348     (43,620)     355,009     3,763      22,123     405,866    4,772,986
-----------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic Value
  Fund                       4.76%    5,668,195     432,683     (52,225)    (715,049)   (7,636)         --     426,760    5,325,968
-----------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth
  Fund (b)                   5.37%    6,527,069     432,683     (59,728)    (897,222)    5,521          --     513,093    6,008,323
-----------------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Basic Value
  Fund                       4.21%    5,139,067     384,607     (46,745)    (759,764)   (7,620)         --     395,096    4,709,545
-----------------------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector Fund        2.32%    2,667,466     192,303     (24,999)    (244,118)    2,986          --     100,218    2,593,638
-----------------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund    12.67%   13,335,671   1,129,647    (132,950)    (153,712)   (4,081)    206,595   1,484,249   14,174,575
-----------------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth
  Fund                       5.29%    6,403,960     432,682     (58,175)    (868,798)    5,174          --     569,831    5,914,843
-----------------------------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund    4.96%    5,697,645     432,682     (53,685)    (520,218)   (1,147)         --     560,008    5,555,277
-----------------------------------------------------------------------------------------------------------------------------------
AIM Total Return Bond
  Fund                      23.91%   25,373,162   2,046,084    (252,307)    (407,982)   (5,896)    315,357   2,664,647   26,753,061
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN
  AFFILIATED UNDERLYING
  FUNDS
  (COST $118,259,910)      100.12%  110,283,332   8,638,878  (1,068,611)  (5,835,443)   (7,599)    946,951              112,010,557
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES               -0.12%                                                                                         (137,613)
===================================================================================================================================
NET ASSETS                 100.00%                                                                                     $111,872,944
___________________________________________________________________________________________________________________________________
===================================================================================================================================


Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.

(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.



See accompanying notes which are an integral part of this schedule of this schedule.

AIM GROWTH SERIES


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES


Each Fund is a "fund of funds", in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by Invesco Aim Advisors, Inc. ("Invesco Aim").

A. SECURITY VALUATIONS - Investments in underlying funds are valued at the end of the day net asset value per share.

          Securities in the underlying funds, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

AIM GROWTH SERIES

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.

          Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 -- SUPPLEMENTAL INFORMATION


The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

     Level 1 - Quoted prices are determined in an active market for identical assets.

     Level 2 - Prices using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered input levels, as of the end of the reporting period, March 31, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                  INVESTMENTS IN SECURITIES INPUT LEVEL
                                              -----------------------------------------------
FUND NAME                                       Level 1      Level 2   Level 3       TOTAL
---------------------------------------------------------------------------------------------
AIM Conservative Allocation Fund              $130,558,483   $    --   $    --   $130,558,483
---------------------------------------------------------------------------------------------
AIM Growth Allocation Fund                     661,688,492        --        --    661,688,492
---------------------------------------------------------------------------------------------
AIM Moderate Allocation Fund                   730,251,902        --        --    730,251,902
---------------------------------------------------------------------------------------------
AIM Moderate Growth Allocation Fund            471,471,158        --        --    471,471,158
---------------------------------------------------------------------------------------------
AIM Moderately Conservative Allocation Fund    112,010,557        --        --    112,010,557
_____________________________________________________________________________________________
=============================================================================================

AIM GROWTH SERIES


NOTE 3 -- INVESTMENT SECURITIES


The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by each Fund during the three months ended March 31, 2008 were as follows:

                                              PURCHASES (EXCLUDING U.S.   SALES (EXCLUDING U.S
                                                 TREASURY SECURITIES)     TREASURY SECURITIES)
----------------------------------------------------------------------------------------------
AIM Conservative Allocation Fund              $              12,594,905   $          1,467,736
----------------------------------------------------------------------------------------------
AIM Growth Allocation Fund                                   11,581,685              5,754,976
----------------------------------------------------------------------------------------------
AIM Moderate Allocation Fund                                 16,420,148              6,613,293
----------------------------------------------------------------------------------------------
AIM Moderate Growth Allocation Fund                          16,407,880              1,712,187
----------------------------------------------------------------------------------------------
AIM Moderately Conservative Allocation Fund                   8,638,878              1,068,611
______________________________________________________________________________________________
==============================================================================================

     At March 31, 2008, the aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

                                                                                                   NET
                                                                                               UNREALIZED
                                               FEDERAL TAX    UNREALIZED      UNREALIZED      APPRECIATION
                                                  COST       APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------
AIM Conservative Allocation Fund              $134,506,217   $        217   $ (3,947,951)    $  (3,947,734)
-----------------------------------------------------------------------------------------------------------
AIM Growth Allocation Fund                     695,650,697     10,380,950    (44,343,155)      (33,962,205)
-----------------------------------------------------------------------------------------------------------
AIM Moderate Allocation Fund                   755,654,925     16,246,717    (41,649,740)      (25,403,023)
-----------------------------------------------------------------------------------------------------------
AIM Moderate Growth Allocation Fund            511,894,913      1,341,172    (41,764,927)      (40,423,755)
-----------------------------------------------------------------------------------------------------------
AIM Moderately Conservative Allocation Fund    118,414,214        853,657     (7,257,314)       (6,403,657)
___________________________________________________________________________________________________________
===========================================================================================================

     Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

                             AIM GLOBAL EQUITY FUND
            Quarterly Schedule of Portfolio Holdings March 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --Service Mark--

invescoaim.com                   GEQ-QTR-1 03/08      Invesco Aim Advisors, Inc.

AIM GLOBAL EQUITY FUND


SCHEDULE OF INVESTMENTS (a)
March 31, 2008
(Unaudited)


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS-48.43%

AUSTRALIA-5.67%

Caltex Australia Ltd. (Oil & Gas
  Refining & Marketing) (b)                             82,282   $       981,360
--------------------------------------------------------------------------------
Commonwealth Bank of Australia
  (Diversified Banks) (b)                              181,552         6,969,538
--------------------------------------------------------------------------------
Westpac Banking Corp. (Diversified
  Banks) (b)(c)                                        530,666        11,569,905
--------------------------------------------------------------------------------
Zinifex Ltd. (Diversified Metals &
  Mining) (b)                                          579,235         5,310,306
================================================================================
                                                                      24,831,109
================================================================================

BELGIUM-3.28%

Dexia S.A. (Diversified Banks) (c)                     394,561        11,243,227
--------------------------------------------------------------------------------
Euronav S.A. (Oil & Gas Storage &
  Transportation)                                       21,291           808,707
--------------------------------------------------------------------------------
EVS Broadcast Equipment S.A.
  (Communications Equipment)                            21,494         2,309,112
================================================================================
                                                                      14,361,046
================================================================================

BERMUDA-0.28%

Aspen Insurance Holdings Ltd.
  (Property & Casualty Insurance)                       47,223         1,245,743
================================================================================

CANADA-3.33%

Methanex Corp. (Commodity Chemicals)                   378,900         9,918,355
--------------------------------------------------------------------------------
Research in Motion Ltd.
  (Communications Equipment) (d)                        41,500         4,665,938
================================================================================
                                                                      14,584,293
================================================================================

DENMARK-1.26%

A.S. Dampskibsselskabet Torm (Oil &
  Gas Storage & Transportation) (c)                     57,900         1,716,209
--------------------------------------------------------------------------------
Novo Nordisk A.S. -Class B
  (Pharmaceuticals)                                     55,825         3,817,640
================================================================================
                                                                       5,533,849
================================================================================

FINLAND-2.51%

Nokia Oyj (Communications Equipment) (b)               344,800        10,968,965
================================================================================

FRANCE-2.36%

BNP Paribas (Diversified Banks)                         25,519         2,573,927
--------------------------------------------------------------------------------
Rallye S.A. (Food Retail)                               85,727         5,425,669
--------------------------------------------------------------------------------
UbiSoft Entertainment S.A. (Home
  Entertainment Software) (d)                           26,815         2,310,103
================================================================================
                                                                      10,309,699
================================================================================

GERMANY-8.02%

BASF S.E. (Diversified Chemicals)                       27,932         3,761,851
--------------------------------------------------------------------------------
Daimler A.G. (Automobile Manufacturers) (c)            135,782        11,607,542
--------------------------------------------------------------------------------


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
GERMANY-(CONTINUED)

Norddeutsche Affinerie A.G.
  (Diversified Metals & Mining) (c)                    240,687   $     9,529,712
--------------------------------------------------------------------------------
Volkswagen A.G. (Automobile Manufacturers)              35,269        10,224,923
================================================================================
                                                                      35,124,028
================================================================================

HONG KONG-0.19%

Orient Overseas International Ltd. (Marine)             59,000           345,302
--------------------------------------------------------------------------------
Seaspan Corp. (Marine) (c)                              17,700           504,273
================================================================================
                                                                         849,575
================================================================================

ITALY-1.58%

Eni S.p.A. (Integrated Oil & Gas)                      202,266         6,897,254
================================================================================

JAPAN-7.01%

Chuo Mitsui Trust Holdings, Inc.
  (Diversified Banks) (b)                              707,000         4,288,714
--------------------------------------------------------------------------------
Circle K Sunkus Co., Ltd. (Food
  Retail) (b)(c)                                        83,800         1,432,940
--------------------------------------------------------------------------------
Funai Electric Co., Ltd. (Consumer
  Electronics) (c)                                     294,500        10,134,033
--------------------------------------------------------------------------------
Matsushita Electric Industrial Co.,
  Ltd. (Consumer Electronics) (b)                       97,000         2,107,692
--------------------------------------------------------------------------------
Nissan Shatai Co., Ltd. (Auto Parts &
  Equipment) (b)                                        66,000           515,174
--------------------------------------------------------------------------------
Resona Holdings, Inc. (Regional
  Banks) (b)(c)                                          1,542         2,616,948
--------------------------------------------------------------------------------
SHOWA Corp. (Auto Parts & Equipment) (b)               263,800         2,354,646
--------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.
  (Pharmaceuticals) (b)                                 94,900         4,798,962
--------------------------------------------------------------------------------
Tohoku Electric Power Co., Inc.
  (Electric Utilities) (b)                              14,800           362,281
--------------------------------------------------------------------------------
Yodogawa Steel Works, Ltd. (Steel) (b)(c)              426,000         2,085,255
================================================================================
                                                                      30,696,645
================================================================================

NETHERLANDS-0.12%

Aegon N.V. (Life & Health Insurance)                    35,681           524,992
================================================================================

POLAND-0.86%

KGHM Polska Miedz S.A. (Diversified
  Metals & Mining)                                      81,800         3,764,215
================================================================================

SINGAPORE-0.13%

Wing Tai Holdings Ltd. (Real Estate
  Management & Development) (b)                        358,000           573,991
================================================================================

SOUTH KOREA-0.54%

S-Oil Corp. (Oil & Gas Refining & Marketing)            36,977         2,352,065
================================================================================



See accompanying notes which are an integral part of this schedule.

AIM GLOBAL EQUITY FUND


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
SWITZERLAND-0.05%

Nestle S.A. (Packaged Foods & Meats)                       438   $       218,853
================================================================================

TAIWAN-2.43%

China Steel Corp. (Steel)                            6,115,757         9,662,975
--------------------------------------------------------------------------------
Formosa Petrochemical Corp. (Oil & Gas
  Refining & Marketing)                                332,000           986,836
================================================================================
                                                                      10,649,811
================================================================================

UNITED KINGDOM-8.81%

Antofagasta PLC (Diversified Metals &
  Mining)                                              226,039         3,144,269
--------------------------------------------------------------------------------
British American Tobacco PLC (Tobacco)                 257,843         9,675,316
--------------------------------------------------------------------------------
British Energy Group PLC (Electric
  Utilities)                                            46,748           605,288
--------------------------------------------------------------------------------
Royal Dutch Shell PLC -Class B
  (Integrated Oil & Gas)                                39,876         1,342,010
--------------------------------------------------------------------------------
Standard Chartered PLC (Diversified Banks)             310,364        10,605,295
--------------------------------------------------------------------------------
Tesco PLC (Food Retail) (b)                          1,091,379         8,242,524
--------------------------------------------------------------------------------
Vodafone Group PLC (Wireless
  Telecommunication Services)                        1,650,224         4,941,404
================================================================================
                                                                      38,556,106
================================================================================
    Total Foreign Common Stocks
      (Cost $217,612,804)                                            212,042,239
================================================================================

DOMESTIC COMMON STOCKS-47.11%

AEROSPACE & DEFENSE-1.64%

Lockheed Martin Corp.                                   53,862         5,348,496
--------------------------------------------------------------------------------
Northrop Grumman Corp.                                  23,628         1,838,495
================================================================================
                                                                       7,186,991
================================================================================

AIRLINES-0.13%

Continental Airlines, Inc. -Class B (d)                 28,837           554,536
================================================================================

APPAREL RETAIL-0.22%

Gymboree Corp. (The) (d)                                24,563           979,572
================================================================================

ASSET MANAGEMENT & CUSTODY BANKS-3.29%

Bank of New York Mellon Corp.                          134,008         5,592,154
--------------------------------------------------------------------------------
State Street Corp.                                     111,368         8,798,072
================================================================================
                                                                      14,390,226
================================================================================

AUTO PARTS & EQUIPMENT-0.23%

BorgWarner, Inc.                                        22,956           987,797
================================================================================

BIOTECHNOLOGY-0.43%

BioMarin Pharmaceutical Inc. (d)                        53,100         1,878,147
================================================================================

COMPUTER & ELECTRONICS RETAIL-0.16%

RadioShack Corp. (c)                                    42,583           691,974
================================================================================

COMPUTER HARDWARE-3.31%

Apple Inc. (d)                                          17,141         2,459,733
--------------------------------------------------------------------------------
International Business Machines Corp.                  104,505        12,032,706
================================================================================
                                                                      14,492,439
================================================================================


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING-0.07%

Perini Corp. (d)                                         8,279   $       299,948
--------------------------------------------------------------------------------

CONSUMER FINANCE-2.56%

Capital One Financial Corp.                            156,540         7,704,899
--------------------------------------------------------------------------------
Discover Financial Services                            214,501         3,511,381
================================================================================
                                                                      11,216,280
================================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.71%

DST Systems, Inc. (c)(d)                               128,383         8,439,898
--------------------------------------------------------------------------------
MasterCard, Inc. -Class A                               15,440         3,442,966
================================================================================
                                                                      11,882,864
================================================================================

GAS UTILITIES-1.55%

Energen Corp.                                          108,525         6,761,108
================================================================================

HEALTH CARE DISTRIBUTORS-0.22%

AmerisourceBergen Corp.                                 23,323           955,777
================================================================================

HEALTH CARE EQUIPMENT-1.46%

IDEXX Laboratories, Inc. (d)                           129,618         6,384,983
================================================================================

HEALTH CARE SERVICES-2.66%

Express Scripts, Inc. (d)                               55,771         3,587,191
--------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. (d)                      119,724         8,069,397
================================================================================
                                                                      11,656,588
================================================================================

HEALTH CARE SUPPLIES-0.18%

Alcon, Inc. (c)                                          5,649           803,570
================================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-0.28%

Mirant Corp. (d)                                        34,057         1,239,334
================================================================================

INDUSTRIAL CONGLOMERATES-0.19%

Tyco International Ltd.                                 18,729           825,012
================================================================================

INTEGRATED OIL & GAS-8.19%

Chevron Corp.                                          160,682        13,715,816
--------------------------------------------------------------------------------
ConocoPhillips                                          88,946         6,778,575
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                      181,692        15,367,509
================================================================================
                                                                      35,861,900
================================================================================

INTERNET RETAIL-0.27%

Netflix Inc. (c)(d)                                     34,053         1,179,936
================================================================================

INVESTMENT BANKING & BROKERAGE-1.15%

Goldman Sachs Group, Inc. (The)                         30,394         5,026,864
================================================================================

IT CONSULTING & OTHER SERVICES-2.35%

SAIC, Inc. (d)                                         553,438        10,288,412
================================================================================

LEISURE PRODUCTS-0.15%

JAKKS Pacific, Inc. (d)                                 24,232           668,076
================================================================================

MANAGED HEALTH CARE-4.81%

Aetna Inc.                                              81,981         3,450,580
--------------------------------------------------------------------------------
AMERIGROUP Corp. (d)                                   160,845         4,395,894
================================================================================



See accompanying notes which are an integral part of this schedule.

AIM GLOBAL EQUITY FUND


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
MANAGED HEALTH CARE-(CONTINUED)

CIGNA Corp.                                            115,523   $     4,686,768
--------------------------------------------------------------------------------
Coventry Health Care, Inc. (d)                          15,585           628,855
--------------------------------------------------------------------------------
Humana Inc. (d)                                         99,035         4,442,710
--------------------------------------------------------------------------------
Molina Healthcare Inc. (c)(d)                          141,132         3,446,444
================================================================================
                                                                      21,051,251
================================================================================

OIL & GAS EQUIPMENT & SERVICES-1.25%

Cameron International Corp. (d)                         50,630         2,108,233
--------------------------------------------------------------------------------
Superior Energy Services, Inc. (d)                      85,026         3,368,730
================================================================================
                                                                       5,476,963
================================================================================

REGIONAL BANKS-0.48%

BOK Financial Corp.                                     40,100         2,094,423
================================================================================

REINSURANCE-1.01%

Endurance Specialty Holdings Ltd.                      121,023         4,429,442
================================================================================

SEMICONDUCTORS-2.28%

Texas Instruments Inc.                                 353,145         9,983,409
================================================================================

SPECIALIZED FINANCE-0.49%

Interactive Brokers Group, Inc.-Class A (d)             84,064         2,157,923
================================================================================

STEEL-0.56%

AK Steel Holding Corp.                                  44,753         2,435,458
================================================================================

SYSTEMS SOFTWARE-2.76%

Microsoft Corp.                                        425,340        12,071,149
================================================================================

THRIFTS & MORTGAGE FINANCE-0.07%

Corus Bankshares, Inc. (c)                              33,407           325,050
================================================================================
    Total Domestic Common Stocks
      (Cost $218,882,112)                                            206,237,402
================================================================================


                                                  PRINCIPAL
                                                    AMOUNT
--------------------------------------------------------------------------------
U.S. TREASURY BILLS-0.43%

  4.10%, 04/03/08(e)(f)                        $       800,000           799,818
--------------------------------------------------------------------------------
  3.12%, 07/10/08(e)(f)(g)                             850,000           846,949
--------------------------------------------------------------------------------
  1.10%, 09/11/08(e)(f)(g)                             210,000           208,643
--------------------------------------------------------------------------------
  1.30%, 09/18/08(e)(f)(g)                              25,000            24,831
--------------------------------------------------------------------------------
  1.48%, 09/18/08(e)(f)(g)                              10,000             9,932
================================================================================
  Total U.S. Treasury Bills
    (Cost $1,886,194)                                                  1,890,173
================================================================================


                                                    SHARES
--------------------------------------------------------------------------------
MONEY MARKET FUNDS-2.37%

Liquid Assets Portfolio
  -Institutional Class(h)                            5,179,238         5,179,238
--------------------------------------------------------------------------------
Premier Portfolio -Institutional
  Class(h)                                           5,179,238         5,179,238
================================================================================
    Total Money Market Funds
      (Cost $10,358,476)                                              10,358,476
================================================================================

TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities on loan)-98.34%
  (Cost $448,739,586)                                                430,528,290
================================================================================


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-11.19%

Liquid Assets Portfolio -Institutional Class
  (Cost $48,972,429) (h)(i)                         48,972,429   $    48,972,429
================================================================================
TOTAL INVESTMENTS-109.53%
  (Cost $497,712,015)                                                479,500,719
================================================================================
OTHER ASSETS LESS LIABILITIES-(9.53)%                               (41,710,941)
================================================================================
NET ASSETS-100.00%                                               $   437,789,778
________________________________________________________________________________
================================================================================


Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2008 was $65,179,201, which represented 14.89% of the Fund's Net Assets. See Note 1A.

(c)  All or a portion of this security was out on loan at March 31, 2008.

(d)  Non-income producing security.

(e) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(f) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(g) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at March 31, 2008 was $1,090,355, which represented 0.25% of the Fund's Net Assets. See Note 1A.

(h) The money market fund and the Fund are affiliated by having the same investment advisor.

(i) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.



See accompanying notes which are an integral part of this schedule.

AIM GLOBAL EQUITY FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM GLOBAL EQUITY FUND


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM GLOBAL EQUITY FUND

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

H. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.


NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

AIM GLOBAL EQUITY FUND

Below is a summary of the tiered input levels, as of the end of the reporting period, March 31, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                INVESTMENTS IN   OTHER FINANCIAL
INPUT LEVEL                                       SECURITIES      INSTRUMENTS*
--------------------------------------------------------------------------------
Level 1                                         $  412,431,345     $     496,951
--------------------------------------------------------------------------------
Level 2                                             67,069,374                --
--------------------------------------------------------------------------------
Level 3                                                     --                --
================================================================================
                                                $  479,500,719     $     496,951
________________________________________________________________________________
================================================================================

* Other financial instruments include futures, which are included at the unrealized appreciation/(depreciation) of the instruments.


NOTE 3 -- FUTURES CONTRACTS

On March 31, 2008, U.S. Treasury obligations with a value of $1,890,160 were pledged as collateral to cover margin requirements for open futures contracts.

                      OPEN FUTURES CONTRACTS AT PERIOD END
--------------------------------------------------------------------------------
                          NUMBER OF      MONTH/          VALUE       UNREALIZED
        CONTRACT          CONTRACTS    COMMITMENT      03/31/08     APPRECIATION
--------------------------------------------------------------------------------
Nikkei 225 (USD) Index       205      June-08/Long   $13,022,625      $340,710
--------------------------------------------------------------------------------
Dow Jones Euro STOXX 50      157      June-08/Long     8,796,406       156,241
================================================================================
                                                     $21,819,031      $496,951
________________________________________________________________________________
================================================================================


NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2008 was $122,674,553 and $165,152,808, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $    19,042,034
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (39,113,369)
========================================================================================
Net unrealized appreciation (depreciation) of investment securities      $   (20,071,335)
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $499,572,054.

                           AIM INCOME ALLOCATION FUND
             Quarterly Schedule of Portfolio Holdings March 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --Service Mark--

invescoaim.com                 INCAL-QTR-1 03/08      Invesco Aim Advisors, Inc.

AIM INCOME ALLOCATION FUND
March 31, 2008
(Unaudited)


SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-100.06%(A)


                                                                        CHANGE IN
                          %                   PURCHASES    PROCEEDS     UNREALIZED    REALIZED
                        OF NET     VALUE         AT          FROM      APPRECIATION     GAIN     DIVIDEND     SHARES       VALUE
                        ASSETS    12/31/07      COST        SALES     (DEPRECIATION)   (LOSS)     INCOME     03/31/08    03/31/08
-----------------------------------------------------------------------------------------------------------------------------------
AIM Diversified
  Dividend Fund         13.72%  $13,820,701  $  625,792  $  (650,079)   $  (821,462) $ (58,180) $   81,955   1,099,300  $12,916,772
-----------------------------------------------------------------------------------------------------------------------------------
AIM Floating Rate
  Fund                   6.56%    6,710,731     368,820     (315,696)      (547,876)   (37,594)    115,256     790,075    6,178,385
-----------------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund     13.66%   13,438,008     797,436     (646,739)      (681,641)   (44,841)    289,853   3,199,558   12,862,223
-----------------------------------------------------------------------------------------------------------------------------------
AIM Income Fund          8.48%    8,365,675     448,438     (405,684)      (395,879)   (23,136)    140,264   1,404,115    7,989,414
-----------------------------------------------------------------------------------------------------------------------------------
AIM Intermediate
  Government Fund        7.77%    7,197,462     352,655     (361,389)       116,102      8,964      98,864     835,862    7,313,794
-----------------------------------------------------------------------------------------------------------------------------------
AIM International
  Core Equity Fund       4.59%    4,848,999     181,279     (220,010)      (481,974)    (6,923)         --     333,955    4,321,371
-----------------------------------------------------------------------------------------------------------------------------------
AIM International
  Total Return Fund      6.06%    5,330,845     207,894     (274,739)       423,230     22,208      26,615     485,496    5,709,438
-----------------------------------------------------------------------------------------------------------------------------------
AIM Real Estate Fund     6.61%    6,130,868     277,737     (297,346)       228,360   (111,770)     23,946     267,865    6,227,849
-----------------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond
  Fund                   6.28%    5,973,936     307,066     (295,130)       (62,739)    (5,523)     89,531     619,645    5,917,610
-----------------------------------------------------------------------------------------------------------------------------------
AIM Total Return
  Bond Fund             18.44%   17,670,860     846,974     (870,297)      (274,485)    (3,216)    212,496   1,730,063   17,369,836
-----------------------------------------------------------------------------------------------------------------------------------
AIM Utilities Fund       7.89%    8,290,752     328,291     (380,051)      (899,195)    90,267      38,244     415,319    7,430,064
===================================================================================================================================
TOTAL INVESTMENTS IN
  AFFILIATED
  UNDERLYING FUNDS
  (COST $101,631,502)  100.06%   97,778,837   4,742,382   (4,717,160)    (3,397,559)  (169,744)  1,117,024               94,236,756
===================================================================================================================================
OTHER ASSETS LESS
  LIABILITIES           -0.06%                                                                                              (60,960)
===================================================================================================================================
NET ASSETS             100.00%                                                                                          $94,175,796
___________________________________________________________________________________________________________________________________
===================================================================================================================================


Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.

AIM INCOME ALLOCATION FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

The Fund is a "fund of funds", in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by Invesco Aim Advisors, Inc. ("Invesco Aim").

A. SECURITY VALUATIONS - Investments in underlying funds are valued at the end of the day net asset value per share.

          Securities in the underlying funds, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including

AIM INCOME ALLOCATION FUND
     exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.


NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

          Level 1 - Quoted prices are determined in an active market for identical assets.

          Level 2 - Prices using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered input levels, as of the end of the reporting period, March 31, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                                  INVESTMENTS IN
INPUT LEVEL                                                         SECURITIES
--------------------------------------------------------------------------------
Level 1                                                           $   94,236,756
--------------------------------------------------------------------------------
Level 2                                                                       --
--------------------------------------------------------------------------------
Level 3                                                                       --
================================================================================
                                                                  $   94,236,756
________________________________________________________________________________
================================================================================

AIM INCOME ALLOCATION FUND


NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2008 was $4,742,382 and $4,717,160, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $           989
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                  (7,551,453)
========================================================================================
Net unrealized appreciation (depreciation) of investment securities      $    (7,550,464)
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $101,787,220.

                           AIM INDEPENDENCE NOW FUND
                           AIM INDEPENDENCE 2010 FUND
                           AIM INDEPENDENCE 2020 FUND
                           AIM INDEPENDENCE 2030 FUND
                           AIM INDEPENDENCE 2040 FUND
                           AIM INDEPENDENCE 2050 FUND
            Quarterly Schedule of Portfolio Holdings March 31, 2008

                        [INVESCO AIM LOGO APPEARS HERE]
                                --Service Mark--

invescoaim.com                   IND-QTR-1 03/08      Invesco Aim Advisors, Inc.

AIM INDEPENDENCE NOW FUND
March 31, 2008
(Unaudited)


                                                                           CHANGE IN
                                                                          UNREALIZED
                           % OF NET    VALUE     PURCHASES   PROCEEDS    APPRECIATION    REALIZED    DIVIDEND   SHARES    VALUE
                            ASSETS    12/31/07    AT COST   FROM SALES  (DEPRECIATION)  GAIN (LOSS)   INCOME   03/31/08  03/31/08
-----------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
  IN AFFILIATED
  ISSUERS-100.06%(A)
-----------------------------------------------------------------------------------------------------------------------------------

DOMESTIC EQUITY
  FUNDS--27.01%

AIM Diversified Dividend
  Fund                       4.22%   $   55,462   $ 21,660  $  (2,026)     $ (3,410)      $  (308)    $   443    6,075   $   71,378
-----------------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth
  Fund                       2.53%       35,842     13,260     (1,266)       (4,878)          (51)         --    4,133       42,907
-----------------------------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund    2.60%       35,402     13,260     (1,266)       (3,189)         (175)         --    4,439       44,032
-----------------------------------------------------------------------------------------------------------------------------------
AIM Trimark Small
  Companies Fund             1.17%       17,258      6,527       (623)       (3,297)         (136)         --    1,605       19,729
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large
  Cap Growth Portfolio       2.52%       34,649     13,174       (555)       (4,497)          (74)         --    2,594       42,697
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large
  Cap Value Portfolio        2.55%       34,255     13,165       (569)       (3,622)          (66)        200    2,342       43,163
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small
  Cap Growth
  Portfolio (b)              1.57%       22,312      8,547       (368)       (3,813)          (82)         --    1,791       26,596
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small
  Cap Value Portfolio        1.67%       20,703      8,507       (358)         (504)          (80)         27    1,838       28,268
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US
  1000 Portfolio             6.14%       82,151     31,912     (1,364)       (8,532)         (196)         23    1,974      103,971
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US
  1500 Small-Mid
  Portfolio                  2.04%       27,089     10,560       (449)       (2,516)          (74)         50      712       34,610
===================================================================================================================================
   Subtotal Domestic
     Equity Funds                       365,123    140,572     (8,844)      (38,258)       (1,242)        743               457,351
===================================================================================================================================

FIXED-INCOME
  FUNDS--63.77%

AIM Floating Rate Fund       5.49%       73,813     29,332     (2,652)       (7,227)         (381)      1,563   11,878       92,885
-----------------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund          2.69%       34,976     13,962     (1,244)       (1,999)         (146)        881   11,330       45,549
-----------------------------------------------------------------------------------------------------------------------------------
AIM Intermediate
  Government Fund            9.17%      113,015    44,253      (4,044)        1,968            86       1,905   17,746      155,278
-----------------------------------------------------------------------------------------------------------------------------------
AIM International Total
  Return Fund                4.02%       46,782     18,277     (1,716)        4,612           157         311    5,792       68,112
-----------------------------------------------------------------------------------------------------------------------------------
AIM Limited Maturity
  Treasury Fund              2.82%       34,865     13,492     (1,254)          665            45         364    4,593       47,813
-----------------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund    16.62%      209,628     82,306     (7,494)       (2,937)         (169)      3,833   29,459      281,334
-----------------------------------------------------------------------------------------------------------------------------------
AIM Total Return Bond
  Fund                      22.96%      291,778    113,683    (10,447)       (6,171)         (188)      4,286   38,711      388,655
===================================================================================================================================
   Subtotal Fixed Income
     Funds                              804,857    315,305    (28,851)      (11,089)         (596)     13,143             1,079,626
===================================================================================================================================

FOREIGN EQUITY
  FUNDS--5.86%

AIM International Core
  Equity Fund                2.89%       39,332     15,082     (1,440)       (3,941)         (170)         --    3,776       48,863
-----------------------------------------------------------------------------------------------------------------------------------
AIM International Growth
  Fund                       1.51%       20,112      7,746       (740)       (1,581)          (11)         --      861       25,526
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares International
  Dividend Achievers
  Portfolio                  1.46%       19,527      7,699       (326)       (2,141)          (40)        259    1,334       24,719
===================================================================================================================================
   Subtotal Foreign
     Equity Funds                        78,971     30,527     (2,506)       (7,663)         (221)        259                99,108
===================================================================================================================================

MONEY MARKET FUNDS--3.42%

Liquid Assets Portfolio      3.34%       52,068     60,065    (55,593)           --            --         527   56,540       56,540
-----------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio            0.08%       11,463     43,939    (54,024)           --            --          44    1,378        1,378
===================================================================================================================================
   Subtotal Money Market
     Funds                               63,531    104,004   (109,617)           --            --         571                57,918
===================================================================================================================================
TOTAL INVESTMENTS IN
  AFFILIATED UNDERLYING
  FUNDS (COST $1,768,481)  100.06%    1,312,482    590,408   (149,818)      (57,010)       (2,059)     14,716             1,694,003
===================================================================================================================================
OTHER ASSETS LESS
  LIABILITIES              (0.06)%                                                                                             (946)
===================================================================================================================================
NET ASSETS                 100.00%                                                                                       $1,693,057
___________________________________________________________________________________________________________________________________
===================================================================================================================================


Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.

(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.



See accompanying Notes which are an intergal part of this schedule.

AIM INDEPENDENCE 2010 FUND
March 31, 2008
(Unaudited)


                                                                           CHANGE IN
                             % OF                                         UNREALIZED
                             NET      VALUE      PURCHASES   PROCEEDS    APPRECIATION    REALIZED    DIVIDEND   SHARES    VALUE
                            ASSETS   12/31/07     AT COST   FROM SALES  (DEPRECIATION)  GAIN (LOSS)   INCOME   03/31/08  03/31/08
-----------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
  IN AFFILIATED
  ISSUERS-99.40%(A)

DOMESTIC EQUITY
  FUNDS--29.31%

AIM Diversified Dividend
  Fund                       4.66%  $  121,795  $   55,755  $  (3,934)    $  (7,550)     $   (571)   $   982    14,085   $  165,495
-----------------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth
  Fund                       2.84%      79,709      34,594     (2,485)      (10,821)          (40)        --     9,726      100,957
-----------------------------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund    2.91%      78,624      34,594     (2,485)       (7,118)         (324)        --    10,412      103,291
-----------------------------------------------------------------------------------------------------------------------------------
AIM Trimark Small
  Companies Fund             1.33%      38,956      17,296     (1,242)       (7,467)         (232)        --     3,850       47,311
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large
  Cap Growth Portfolio       2.67%      76,824      29,048     (1,382)       (9,374)         (142)        --     5,770       94,974
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large
  Cap Value Portfolio        2.69%      75,871      29,072     (1,378)       (7,674)         (129)       442     5,196       95,762
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small
  Cap Growth Portfolio (b)   1.72%      51,059      19,334       (919)       (8,306)         (179)        --     4,107       60,989
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small
  Cap Value Portfolio        1.81%      47,293      19,346       (920)       (1,155)         (306)        62     4,178       64,258
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US
  1000 Portfolio             6.44%     180,641      70,216     (3,341)      (18,026)         (481)        51     4,348      229,009
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US
  1500 Small-Mid Portfolio   2.24%      62,620      24,123     (1,171)       (5,579)         (224)       115     1,641       79,769
===================================================================================================================================
  Subtotal Domestic
    Equity Funds                       813,392     333,378    (19,257)      (83,070)       (2,628)     1,652              1,041,815
===================================================================================================================================

FIXED-INCOME
  FUNDS--62.38%

AIM Floating Rate Fund       4.89%     130,372      60,326     (4,141)      (12,441)         (370)     2,675    22,218      173,746
-----------------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund          4.07%     105,345      48,847     (3,313)       (5,996)         (342)     2,722    35,956      144,541
-----------------------------------------------------------------------------------------------------------------------------------
AIM Intermediate
  Government Fund           13.83%     340,333     155,471    (10,767)        5,951           231      5,470    56,139      491,219
-----------------------------------------------------------------------------------------------------------------------------------
AIM International Total
  Return Fund                3.84%      89,342      40,957     (2,899)        8,754           191        598    11,594      136,345
-----------------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund    12.50%     314,529     143,950     (9,939)       (4,164)         (174)     5,575    46,513      444,202
-----------------------------------------------------------------------------------------------------------------------------------
AIM Total Return Bond
  Fund                      23.25%     588,568     267,835    (18,635)      (11,630)          (45)     8,386    82,280      826,093
===================================================================================================================================
  Subtotal Fixed Income
    Funds                            1,568,489     717,386    (49,694)      (19,526)          (509)   25,426              2,216,146
===================================================================================================================================

FOREIGN EQUITY
  FUNDS--7.47%

AIM International Core
  Equity Fund                3.79%     102,261      46,125     (3,313)       (9,979)         (284)        --    10,418      134,810
-----------------------------------------------------------------------------------------------------------------------------------
AIM International Growth
  Fund                       1.92%      50,901      23,063     (1,656)       (3,990)           16         --     2,304       68,334
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares International
  Dividend Achievers
  Portfolio                  1.76%      49,365      19,382       (915)       (5,205)         (125)       651     3,373       62,502
===================================================================================================================================
  Subtotal Foreign Equity
    Funds                              202,527      88,570     (5,884)      (19,174)         (393)       651                265,646
===================================================================================================================================

MONEY MARKET FUNDS--0.24%

Liquid Assets Portfolio      0.12%       7,403      80,012    (83,233)           --            --         73     4,182        4,182
-----------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio            0.12%       7,403      80,012    (83,233)           --            --         73     4,182        4,182
===================================================================================================================================
  Subtotal Money Market
    Funds                               14,806     160,024   (166,466)           --            --        146                  8,364
===================================================================================================================================
TOTAL INVESTMENTS IN
  AFFILIATED UNDERLYING
  FUNDS (COST $3,701,494)   99.40%   2,599,214   1,299,358   (241,301)     (121,770)       (3,530)    27,875              3,531,971
===================================================================================================================================
OTHER ASSETS LESS
  LIABILITIES                0.60%                                                                                           21,443
===================================================================================================================================
NET ASSETS                 100.00%                                                                                       $3,553,414
___________________________________________________________________________________________________________________________________
===================================================================================================================================


Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.

(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.



See accompanying Notes which are an intergal part of this schedule.

AIM INDEPENDENCE 2020 FUND
March 31, 2008
(Unaudited)

                                                                            CHANGE IN
                             % OF                                          UNREALIZED     REALIZED
                             NET      VALUE      PURCHASES    PROCEEDS    APPRECIATION      GAIN    DIVIDEND   SHARES     VALUE
                            ASSETS   12/31/07     AT COST    FROM SALES  (DEPRECIATION)    (LOSS)    INCOME   03/31/08   03/31/08
-----------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
  IN AFFILIATED
  ISSUERS-100.00%(A)

DOMESTIC EQUITY
  FUNDS--39.52%

AIM Diversified Dividend
  Fund                       5.50%  $  270,265  $   99,909  $   (24,110)   $ (13,726)    $  (4,813) $  2,038     27,874  $  327,525
-----------------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth
  Fund                       3.30%     174,581      61,169      (15,069)     (22,720)       (1,639)       --     18,914     196,322
-----------------------------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund    3.39%     172,414      61,169      (15,069)     (13,745)       (3,067)       --     20,333     201,702
-----------------------------------------------------------------------------------------------------------------------------------
AIM Trimark Small
  Companies Fund             2.47%     136,718      48,935      (12,055)     (23,127)       (3,711)       --     11,941     146,760
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large
  Cap Growth Portfolio       3.23%     165,739      62,734      (14,201)     (19,427)       (2,296)       --     11,698     192,549
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large
  Cap Value Portfolio        3.27%     163,956      62,719      (14,177)     (15,717)       (2,179)      908     10,559     194,602
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small
  Cap Growth Portfolio
  (b)                        3.17%     168,278      63,782      (14,423)     (25,373)       (3,773)       --     12,693     188,491
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small
  Cap Value Portfolio        3.37%     156,294      63,914      (14,453)      (1,104)       (4,034)      194     13,044     200,617
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US
  1000 Portfolio             7.77%     387,794     150,179      (34,040)     (35,390)       (5,995)      103      8,782     462,548
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US
  1500 Small-Mid
  Portfolio                  4.05%     200,683      77,332      (17,542)     (15,738)       (3,581)      353      4,961     241,154
===================================================================================================================================
  Subtotal Domestic
    Equity Funds                     1,996,722     751,842     (175,139)    (186,067)      (35,088)    3,596              2,352,270
===================================================================================================================================

FIXED-INCOME
  FUNDS--42.30%

AIM Floating Rate Fund       2.99%     149,781      56,423      (13,151)     (13,204)       (2,057)    3,045     22,735     177,792
-----------------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund          9.38%     453,638     171,786      (39,452)     (22,438)       (5,023)   11,641    138,933     558,511
-----------------------------------------------------------------------------------------------------------------------------------
AIM International Total
  Return Fund                2.84%     122,418      45,259      (10,959)      11,278           779       772     14,352     168,775
-----------------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund     2.68%     125,442      46,698      (10,959)      (1,519)         (255)    2,214     16,692     159,407
-----------------------------------------------------------------------------------------------------------------------------------
AIM Total Return Bond
  Fund                      24.41%   1,152,339     425,599     (100,823)     (21,124)       (2,985)   16,191    144,722   1,453,006
===================================================================================================================================
  Subtotal Fixed Income
    Funds                            2,003,618     745,765     (175,344)     (47,007)       (9,541)   33,863              2,517,491
===================================================================================================================================

FOREIGN EQUITY
  FUNDS--14.82%

AIM International Core
  Equity Fund                6.00%     306,444     111,217      (27,398)     (26,960)       (5,847)       --     27,624     357,456
-----------------------------------------------------------------------------------------------------------------------------------
AIM International Growth
  Fund                       4.52%     225,826      82,300      (20,274)     (16,696)       (2,266)       --      9,066     268,890
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares International
  Dividend Achievers
  Portfolio                  4.30%     215,540      84,413      (19,091)     (21,267)       (3,566)    2,701     13,817     256,029
===================================================================================================================================
  Subtotal Foreign Equity
    Funds                              747,810     277,930      (66,763)     (64,923)      (11,679)    2,701                882,375
===================================================================================================================================

REAL ESTATE FUNDS--2.96%

AIM Global Real Estate
  Fund                       2.96%     142,647      54,219      (13,151)      (2,895)       (4,611)      835     13,702     176,209
===================================================================================================================================

MONEY MARKET FUNDS--0.40%

Liquid Assets Portfolio      0.20%      64,560     239,696     (292,141)          --            --       200     12,115      12,115
-----------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio            0.20%      64,560     239,696     (292,141)          --            --       199     12,115      12,115
===================================================================================================================================
  Subtotal Money Market
    Funds                              129,120     479,392     (584,282)          --            --       399                 24,230
===================================================================================================================================
TOTAL INVESTMENTS IN
  AFFILIATED UNDERLYING
  FUNDS (COST $6,433,923)  100.00%   5,019,917   2,309,148   (1,014,679)    (300,892)      (60,919)   41,394              5,952,575
===================================================================================================================================
OTHER ASSETS LESS
  LIABILITIES                0.00%                                                                                             (225)
===================================================================================================================================
NET ASSETS                 100.00%                                                                                       $5,952,350
___________________________________________________________________________________________________________________________________
===================================================================================================================================


Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.

(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.



See accompanying Notes which are an intergal part of this schedule.

AIM INDEPENDENCE 2030 FUND
March 31, 2008
(Unaudited)

                                                                             CHANGE IN
                                  %                                          UNREALIZED    REALIZED
                               OF NET     VALUE     PURCHASES   PROCEEDS    APPRECIATION     GAIN    DIVIDEND   SHARES      VALUE
                               ASSETS   12/31/07     AT COST   FROM SALES  (DEPRECIATION)   (LOSS)    INCOME   03/31/08   03/31/08
-----------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS IN
  AFFILIATED
  ISSUERS-99.97%(a)

DOMESTIC EQUITY
  FUNDS--53.39%

AIM Diversified Dividend Fund    6.88% $  233,868  $  128,343  $   (1,418) $      (16,348) $   (235) $  2,128    29,294  $  344,210
-----------------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth Fund       4.16%    151,921      79,469        (893)        (22,008)      (51)       --    20,081     208,438
-----------------------------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund        4.26%    150,158      79,469        (893)        (15,091)     (138)       --    21,523     213,505
-----------------------------------------------------------------------------------------------------------------------------------
AIM Trimark Small Companies
  Fund                           3.91%    148,806      79,469        (893)        (31,519)     (250)       --    15,916     195,613
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large
  Cap Growth Portfolio           4.08%    146,782      77,448          --         (19,764)       --        --    12,422     204,466
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large
  Cap Value Portfolio            4.12%    145,259      77,432          --         (16,330)       --       961    11,197     206,361
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small
  Cap Growth Portfolio (b)       4.87%    180,505      95,646          --         (32,433)       --        --    16,412     243,718
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small
  Cap Value Portfolio            5.18%    168,384      95,746          --          (4,700)       --       251    16,868     259,430
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US
  1000 Portfolio                 9.85%    345,352     186,471          --         (38,516)       --       110     9,366     493,307
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US
  1500 Small-Mid Portfolio       6.08%    211,315     113,568          --         (20,487)       --       444     6,262     304,396
===================================================================================================================================
  Subtotal Domestic Equity
    Funds                               1,882,350   1,013,061      (4,097)       (217,196)     (674)    3,894             2,673,444
===================================================================================================================================

FIXED-INCOME FUNDS--21.25%

AIM High Yield Fund             10.54%    355,589     197,120      (2,101)        (22,832)     (241)   10,136   131,228     527,535
-----------------------------------------------------------------------------------------------------------------------------------
AIM Total Return Bond Fund      10.71%    353,592     192,522      (2,101)         (7,853)      (73)    5,537    53,395     536,087
===================================================================================================================================
  Subtotal Fixed Income
    Funds                                 709,181     389,642      (4,202)        (30,685)     (314)   15,673             1,063,622
===================================================================================================================================

FOREIGN EQUITY FUNDS--20.56%

AIM International Core
  Equity Fund                    8.36%    294,023     158,938      (1,786)        (32,156)     (260)       --    32,362     418,759
-----------------------------------------------------------------------------------------------------------------------------------
AIM International Growth
  Fund                           6.25%    215,315     116,866      (1,313)        (17,995)      (49)       --    10,547     312,824
-----------------------------------------------------------------------------------------------------------------------------------
PowerShares International
  Dividend Achievers
  Portfolio                      5.95%    208,963     113,944          --         (24,870)       --     3,135    16,084     298,037
===================================================================================================================================
  Subtotal Foreign Equity
    Funds                                 718,301     389,748      (3,099)        (75,021)     (309)    3,135             1,029,620
===================================================================================================================================

REAL ESTATE FUNDS--4.05%

AIM Global Real Estate Fund      4.05%    134,118      75,750        (841)         (5,895)     (273)      955    15,774     202,859
-----------------------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUNDS--0.72%

Liquid Assets Portfolio          0.36%    79,249      261,400    (322,888)             --        --       275    17,761      17,761
-----------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio                0.36%    79,249      261,400    (322,888)             --        --       274    17,761      17,761
===================================================================================================================================
  Subtotal Money Market Funds            158,498      522,800    (645,776)             --        --       549                35,522
===================================================================================================================================
TOTAL INVESTMENTS IN
  AFFILIATED UNDERLYING FUNDS
  (COST $5,474,060)             99.97%  3,602,448   2,391,001    (658,015)       (328,797)   (1,570)   24,206             5,005,067
===================================================================================================================================
OTHER ASSETS LESS LIABILITIES    0.03%                                                                                        1,338
===================================================================================================================================
NET ASSETS                     100.00%                                                                                   $5,006,405
___________________________________________________________________________________________________________________________________
===================================================================================================================================


Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.

(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.



See accompanying Notes which are an intergal part of this schedule.

AIM INDEPENDENCE 2040 FUND

March 31, 2008
(Unaudited)

                                                                             CHANGE IN
                                                    PURCHASES   PROCEEDS    UNREALIZED    REALIZED
                             % OF NET      VALUE        AT        FROM     APPRECIATION     GAIN    DIVIDEND   SHARES      VALUE
                              ASSETS     12/31/07      COST      SALES    (DEPRECIATION)   (LOSS)    INCOME   03/31/08   03/31/08
----------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS IN
  AFFILIATED
  ISSUERS-100.16%(A)

DOMESTIC EQUITY
  FUNDS--59.36%

AIM Diversified Dividend
  Fund                           7.71%  $  140,916  $  45,465  $  (8,787) $       (7,704) $ (1,571) $  1,014    14,325  $  168,319
----------------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth Fund       4.63%      91,414     27,860     (5,507)        (12,265)     (484)       --     9,732     101,018
----------------------------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund        4.77%      90,210     27,860     (5,508)         (7,556)     (959)       --    10,489     104,047
----------------------------------------------------------------------------------------------------------------------------------
AIM Trimark Small Companies
  Fund                           4.37%      89,359     27,860     (5,507)        (15,129)   (1,192)       --     7,762      95,391
----------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large
  Cap Growth Portfolio           4.50%      86,904     27,518     (4,758)        (10,693)     (803)       --     5,964      98,168
----------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large
  Cap Value Portfolio            4.57%      85,963     27,509     (4,761)         (8,281)     (724)      454     5,410      99,706
----------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small
  Cap Growth Portfolio (b)       5.42%     107,889     34,225     (5,911)        (16,267)   (1,492)       --     7,976     118,444
----------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small
  Cap Value Portfolio            5.72%      99,911     34,253     (5,912)         (1,362)   (1,805)      118     8,133     125,085
----------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US
  1000 Portfolio                10.86%     203,548     66,047    (11,434)        (18,889)   (2,099)       51     4,503     237,173
----------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US
  1500 Small-Mid Portfolio       6.81%     126,790     40,861     (7,106)        (10,295)   (1,649)      212     3,057     148,601
----------------------------------------------------------------------------------------------------------------------------------
  Subtotal Domestic Equity
  Funds                                  1,122,904    359,458    (65,191)       (108,441)  (12,778)    1,849             1,295,952
----------------------------------------------------------------------------------------------------------------------------------

FIXED-INCOME FUNDS--12.23%

AIM High Yield Fund              7.63%     137,290     45,539     (8,347)         (6,940)     (970)    3,318    41,436     166,572
----------------------------------------------------------------------------------------------------------------------------------
AIM Total Return Bond Fund       4.60%      80,666     26,057     (4,937)         (1,312)      (74)    1,081    10,000     100,400
==================================================================================================================================
  Subtotal Fixed Income
  Funds                                    217,956     71,596    (13,284)         (8,252)   (1,044)    4,399               266,972
==================================================================================================================================

FOREIGN EQUITY
  FUNDS--22.90%

AIM International Core
  Equity Fund                    9.27%     176,170     55,720    (11,015)        (16,607)   (1,931)        -    15,636     202,337
----------------------------------------------------------------------------------------------------------------------------------
AIM International Growth
  Fund                           6.99%     130,601     41,478     (8,199)        (10,824)     (445)        -     5,145     152,611
----------------------------------------------------------------------------------------------------------------------------------
PowerShares International
  Dividend Achievers
  Portfolio                      6.64%     124,978     40,960     (7,065)        (12,712)   (1,108)    1,490     7,828     145,053
==================================================================================================================================
  Subtotal Foreign Equity
  Funds                                    431,749    138,158    (26,279)        (40,143)   (3,484)    1,490               500,001
==================================================================================================================================

REAL ESTATE FUNDS--4.67%

AIM Global Real Estate Fund      4.67%      83,422     27,703     (5,384)         (1,829)   (1,853)      468     7,936     102,059
----------------------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUNDS--1.00%

Liquid Assets Portfolio          0.50%       9,463    124,543   (123,113)             --        --       102    10,893      10,893
----------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio                0.50%       9,463    124,543   (123,113)             --        --       102    10,893      10,893
==================================================================================================================================
  Subtotal Money Market
  Funds                                     18,926    249,086   (246,226)             --        --       204                21,786
==================================================================================================================================
TOTAL INVESTMENTS IN
  AFFILIATED UNDERLYING
  FUNDS (COST $2,432,533)      100.16%   1,874,957    846,001   (356,364)       (158,665)  (19,159)    8,410             2,186,770
==================================================================================================================================
OTHER ASSETS LESS
  LIABILITIES                   (0.16)%                                                                                     (3,474)
==================================================================================================================================
NET ASSETS                     100.00%                                                                                  $2,183,296
==================================================================================================================================


Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.

(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.



See accompanying Notes which are an intergal part of this schedule.

AIM INDEPENDENCE 2050 FUND
March 31, 2008
(Unaudited)


                                                                              CHANGE IN
                                                     PURCHASES   PROCEEDS    UNREALIZED     REALIZED
                               % OF NET     VALUE        AT        FROM     APPRECIATION      GAIN    DIVIDEND   SHARES      VALUE
                                ASSETS    12/31/07      COST      SALES    (DEPRECIATION)    (LOSS)    INCOME   03/31/08   03/31/08
------------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS IN
  AFFILIATED ISSUERS-99.87%
  (a)

DOMESTIC EQUITY FUNDS--63.42%

AIM Diversified Dividend Fund     8.33%  $  139,321   $ 21,052  $ (10,918)   $  (7,259)    $ (1,899)   $  875    11,940   $  140,297
------------------------------------------------------------------------------------------------------------------------------------
AIM Structured Growth Fund        4.96%      90,115     12,610     (6,824)     (11,836)        (447)       --     8,056       83,618
------------------------------------------------------------------------------------------------------------------------------------
AIM Structured Value Fund         5.13%      88,980     12,610     (6,824)      (7,153)      (1,142)       --     8,717       86,471
------------------------------------------------------------------------------------------------------------------------------------
AIM Trimark Small Companies
  Fund                            4.65%      88,085     12,610     (6,824)     (14,101)      (1,412)       --     6,376       78,358
------------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap
  Growth Portfolio                4.79%      86,699     10,487     (5,565)     (10,130)        (804)       --     4,902       80,687
------------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Large Cap
  Value Portfolio                 4.87%      85,719     10,502     (5,576)      (7,721)        (763)      388     4,458       82,161
------------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap
  Growth Portfolio (b)            5.77%     107,976     13,155     (6,965)     (15,437)      (1,521)       --     6,546       97,208
------------------------------------------------------------------------------------------------------------------------------------
PowerShares Dynamic Small Cap
  Value Portfolio                 6.08%     100,134     13,145     (6,983)      (1,812)      (2,068)      100     6,659      102,416
------------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1000
  Portfolio                      11.55%     202,734     25,202    (13,406)     (17,568)      (2,241)       44     3,697      194,721
------------------------------------------------------------------------------------------------------------------------------------
PowerShares FTSE RAFI US 1500
  Small-Mid Portfolio             7.29%     127,163     15,879     (8,369)     (10,067)      (1,769)      182     2,527      122,837
====================================================================================================================================
  Subtotal Domestic Equity
    Funds                                 1,116,926    147,252    (78,254)    (103,084)     (14,066)    1,589              1,068,774
====================================================================================================================================

FIXED-INCOME FUNDS--5.47%

AIM High Yield Fund               5.47%      89,288     14,593     (6,824)      (4,165)        (747)    1,982    22,921       92,145
====================================================================================================================================

FOREIGN EQUITY FUNDS--24.64%

AIM International Core Equity
  Fund                            9.96%     173,816     25,220    (13,648)     (16,018)      (1,489)       --    12,974      167,881
------------------------------------------------------------------------------------------------------------------------------------
AIM International Growth Fund     7.56%     129,801     18,916    (10,236)     (10,804)        (258)       --     4,296      127,419
------------------------------------------------------------------------------------------------------------------------------------
PowerShares International
  Dividend Achievers
  Portfolio                       7.12%     125,679     15,779     (8,348)     (12,014)      (1,059)    1,282     6,478      120,037
====================================================================================================================================
  Subtotal Foreign Equity
    Funds                                   429,296     59,915    (32,232)     (38,836)      (2,806)    1,282                415,337
====================================================================================================================================

REAL ESTATE FUNDS--5.12%

AIM Global Real Estate Fund       5.12%      84,276     13,020     (6,824)      (1,849)      (2,355)      410     6,708       86,268
====================================================================================================================================

MONEY MARKET FUNDS--1.22%

Liquid Assets Portfolio           0.61%       8,688     56,379    (54,865)          --           --        70    10,202       10,202
------------------------------------------------------------------------------------------------------------------------------------
Premier Portfolio                 0.61%       8,688     56,379    (54,865)          --           --        69    10,202       10,202
====================================================================================================================================
  Subtotal Money Market Funds                17,376    112,758   (109,730)          --           --       139                 20,404
====================================================================================================================================
TOTAL INVESTMENTS IN
  AFFILIATED UNDERLYING
  FUNDS (COST $1,881,454)        99.87%   1,737,162    347,538   (233,864)    (147,934)     (19,974)    5,402              1,682,928
====================================================================================================================================
OTHER ASSETS LESS LIABILITIES     0.13%                                                                                        2,187
====================================================================================================================================
NET ASSETS                      100.00%                                                                                   $1,685,115
====================================================================================================================================


Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.

(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.



See accompanying Notes which are an integral part of this schedule.

AIM GROWTH SERIES


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

Each Fund is a "fund of funds", in that it invests in mutual funds and exchange-traded funds ("underlying funds") advised by Invesco Aim Advisors, Inc. ("Invesco Aim") and Invesco PowerShares Capital Management LLC (" Invesco PowerShares Capital"), respectively. Invesco Aim and Invesco PowerShares Capital are affiliates of each other as they are indirect wholly owned subsidiaries of Invesco Ltd.

A. SECURITY VALUATIONS - Investments in underlying funds not traded on an exchange are valued at the end of the day net asset value per share. Investments in underlying funds which are traded on an exchange are valued in accordance with valuation policy of the underlying funds detailed below.

          Securities in the underlying funds, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value

AIM GROWTH SERIES
     will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.

          Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.


NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered input levels, as of the end of the reporting period, March 31, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                        INVESTMENTS IN SECURITIES INPUT LEVEL
                                   ---------------------------------------------
FUND NAME                             Level 1    Level 2   Level 3       TOTAL
--------------------------------------------------------------------------------
AIM Independence Now Fund          $ 1,694,003    $ --      $ --     $ 1,694,003
--------------------------------------------------------------------------------
AIM Independence 2010 Fund           3,531,971      --        --       3,531,971
--------------------------------------------------------------------------------
AIM Independence 2020 Fund           5,952,575      --        --       5,952,575
--------------------------------------------------------------------------------
AIM Independence 2030 Fund           5,005,067      --        --       5,005,067
--------------------------------------------------------------------------------
AIM Independence 2040 Fund           2,186,770      --        --       2,186,770
--------------------------------------------------------------------------------
AIM Independence 2050 Fund           1,682,928      --        --       1,682,928
________________________________________________________________________________
================================================================================

AIM GROWTH SERIES


NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by each Fund during the three months ended March 31, 2008 were as follows:


                                PURCHASES (EXCLUDING U.S.   SALES (EXCLUDING U.S
                                   TREASURY SECURITIES)     TREASURY SECURITIES)
--------------------------------------------------------------------------------
AIM Independence Now Fund               $  486,404                $ 40,201
--------------------------------------------------------------------------------
AIM Independence 2010 Fund               1,139,334                  74,835
--------------------------------------------------------------------------------
AIM Independence 2020 Fund               1,829,756                 430,397
--------------------------------------------------------------------------------
AIM Independence 2030 Fund               1,868,201                  12,239
--------------------------------------------------------------------------------
AIM Independence 2040 Fund                 596,915                 110,138
--------------------------------------------------------------------------------
AIM Independence 2050 Fund                 234,780                 124,134
________________________________________________________________________________
================================================================================

     At March 31, 2008, the aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

                                                                                NET UNREALIZED
                                                 UNREALIZED      UNREALIZED      APPRECIATION
                             FEDERAL TAX COST   APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
----------------------------------------------------------------------------------------------
AIM Independence Now Fund       $1,769,998         $ 9,700        $ (85,695)       $ (75,995)
----------------------------------------------------------------------------------------------
AIM Independence 2010 Fund       3,705,398          19,574         (193,001)        (173,427)
----------------------------------------------------------------------------------------------
AIM Independence 2020 Fund       6,453,057          11,859         (512,341)        (500,482)
----------------------------------------------------------------------------------------------
AIM Independence 2030 Fund       5,489,585              --         (484,518)        (484,518)
----------------------------------------------------------------------------------------------
AIM Independence 2040 Fund       2,438,087              --         (251,317)        (251,317)
----------------------------------------------------------------------------------------------
AIM Independence 2050 Fund       1,885,444              --         (202,516)        (202,516)
______________________________________________________________________________________________
==============================================================================================

     Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

                        AIM INTERNATIONAL ALLOCATION FUND
             Quarterly Schedule of Portfolio Holdings March 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --Service Mark--

invescoaim.com                  INTAL-QTR-1 03/08     Invesco Aim Advisors, Inc.

AIM INTERNATIONAL ALLOCATION FUND
March 31, 2008
(Unaudited)


SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-100.07%(A)


                                                                         CHANGE IN
                       % OF                                             UNREALIZED     REALIZED
                        NET       VALUE      PURCHASES    PROCEEDS     APPRECIATION      GAIN    DIVIDEND    SHARES        VALUE
                      ASSETS    12/31/07      AT COST    FROM SALES   (DEPRECIATION)    (LOSS)    INCOME    03/31/08     03/31/08
-----------------------------------------------------------------------------------------------------------------------------------
AIM Developing
  Markets Fund          5.26% $ 22,480,628  $  408,995  $   (577,168)  $ (3,117,649)  $ 161,601        --     660,854  $ 19,356,407
-----------------------------------------------------------------------------------------------------------------------------------
AIM Global Value
  Fund                 26.33%  111,578,603   2,249,474    (2,877,169)   (14,026,338)    (24,140)       --   7,026,862    96,900,430
-----------------------------------------------------------------------------------------------------------------------------------
AIM International
  Core Equity Fund     35.19%  145,204,135   2,862,967    (3,751,423)   (14,944,462)    132,879        --  10,008,044   129,504,096
-----------------------------------------------------------------------------------------------------------------------------------
AIM International
  Growth Fund          23.44%   95,117,220   1,840,479    (2,438,723)    (8,694,390)    411,393        --   2,907,484    86,235,979
-----------------------------------------------------------------------------------------------------------------------------------
AIM International
  Small Co. Fund        9.85%   40,595,010     817,990    (1,036,007)    (3,985,933)   (131,806)       --   1,795,013    36,259,254
===================================================================================================================================
TOTAL INVESTMENTS
  IN AFFILIATED
  UNDERLYING FUNDS
  (COST $409,481,446) 100.07%  414,975,596   8,179,905   (10,680,490)   (44,768,772)    549,927        --               368,256,166
===================================================================================================================================
OTHER ASSETS LESS
  LIABILITIES          -0.07%                                                                                              (250,247)
===================================================================================================================================
NET ASSETS            100.00%                                                                                          $368,005,919
___________________________________________________________________________________________________________________________________
===================================================================================================================================


Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund's investment advisor. The Fund invests in Institutional Class shares of the AIM funds listed.



See accompanying notes which are an integral part of this schedule.

AIM INTERNATIONAL ALLOCATION FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

The Fund is a "fund of funds", in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by Invesco Aim Advisors, Inc. ("Invesco Aim").

A. SECURITY VALUATIONS - Investments in underlying funds are valued at the end of the day net asset value per share.

          Securities in the underlying funds, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board

AIM INTERNATIONAL ALLOCATION FUND
     of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 -- SUPPLEMENTAL INFORMATION

     The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

          Level 1 - Quoted are determined prices in an active market for identical assets.

          Level 2 - Prices using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered input levels, as of the end of the reporting period, March 31, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                                  INVESTMENTS IN
INPUT LEVEL                                                         SECURITIES
--------------------------------------------------------------------------------
Level 1                                                           $  368,256,166
--------------------------------------------------------------------------------
Level 2                                                                       --
--------------------------------------------------------------------------------
Level 3                                                                       --
================================================================================
                                                                  $  368,256,166
________________________________________________________________________________
================================================================================

AIM INTERNATIONAL ALLOCATION FUND


NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2008 was $8,179,905 and $10,680,490, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $     1,490,096
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (42,716,143)
----------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investment securities      $   (41,226,047)
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $409,482,213.

                        AIM MID CAP CORE EQUITY FUND
             Quarterly Schedule of Portfolio Holdings March 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --Service Mark--

invescoaim.com                  MCCE--QTR-1 03/08     Invesco Aim Advisors, Inc.

AIM MID CAP CORE EQUITY FUND


SCHEDULE OF INVESTMENTS(a)
March 31, 2008
(Unaudited)


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-79.26%

ADVERTISING-1.11%

Omnicom Group Inc.                                     446,574   $    19,729,639
================================================================================

AEROSPACE & DEFENSE-1.40%

Goodrich Corp.                                         246,802        14,193,583
--------------------------------------------------------------------------------
Precision Castparts Corp.                              103,502        10,565,484
================================================================================
                                                                      24,759,067
================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.84%

Polo Ralph Lauren Corp.                                254,144        14,814,054
================================================================================

APPLICATION SOFTWARE-1.79%

Amdocs Ltd. (b)                                        457,477        12,974,048
--------------------------------------------------------------------------------
Cadence Design Systems, Inc. (b)                     1,754,651        18,739,672
================================================================================
                                                                      31,713,720
================================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.16%

Legg Mason, Inc.                                       365,285        20,448,654
================================================================================

COMMUNICATIONS EQUIPMENT-0.79%

Motorola, Inc.                                         485,283         4,513,132
--------------------------------------------------------------------------------
Polycom, Inc. (b)                                      423,661         9,549,319
================================================================================
                                                                      14,062,451
================================================================================

COMPUTER HARDWARE-0.47%

Fujitsu Ltd.  (Japan)(c)                             1,279,000         8,398,839
================================================================================

COMPUTER STORAGE & PERIPHERALS-1.56%

QLogic Corp. (b)                                     1,797,974        27,598,901
================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.79%

Joy Global Inc.                                        213,434        13,907,359
================================================================================

CONSTRUCTION MATERIALS-0.59%

Eagle Materials Inc. (d)                               292,822        10,409,822
================================================================================

CONSUMER ELECTRONICS-1.07%

Harman International Industries, Inc.                  435,057        18,942,382
================================================================================

DEPARTMENT STORES-0.83%

Kohl's Corp. (b)                                       342,962        14,709,640
================================================================================

DISTRIBUTORS-1.29%

Genuine Parts Co.                                      567,829        22,838,082
================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-0.41%

Agilent Technologies, Inc. (b)                         245,089         7,311,005
================================================================================


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
ELECTRONIC MANUFACTURING SERVICES-1.52%

Molex Inc.                                             782,476   $    18,122,144
--------------------------------------------------------------------------------
Tyco Electronics Ltd.                                  255,221         8,759,185
================================================================================
                                                                      26,881,329
================================================================================

ENVIRONMENTAL & FACILITIES SERVICES-1.38%

Republic Services, Inc.                                837,106        24,476,979
================================================================================

FOOD RETAIL-0.64%

SUPERVALU, Inc.                                        379,175        11,367,667
================================================================================

GAS UTILITIES-1.02%

UGI Corp.                                              726,728        18,110,062
================================================================================

HEALTH CARE EQUIPMENT-4.12%

Hospira, Inc. (b)                                      576,581        24,660,369
--------------------------------------------------------------------------------
Varian Medical Systems, Inc. (b)                       445,050        20,846,142
--------------------------------------------------------------------------------
Zimmer Holdings, Inc. (b)                              352,818        27,470,410
================================================================================
                                                                      72,976,921
================================================================================

HEALTH CARE SERVICES-1.03%

Quest Diagnostics Inc.                                 403,174        18,251,687
================================================================================

HEALTH CARE TECHNOLOGY-1.01%

IMS Health Inc.                                        854,435        17,951,679
================================================================================

HOMEBUILDING-0.65%

Ryland Group, Inc. (The)                               347,738        11,437,103
================================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-1.27%

Administaff, Inc.                                      951,316        22,460,571
================================================================================

INDUSTRIAL MACHINERY-4.05%

Atlas Copco A.B. -Class A
  (Sweden)(c)(d)                                     1,058,000        18,104,110
--------------------------------------------------------------------------------
Dover Corp.                                            485,877        20,299,941
--------------------------------------------------------------------------------
ITT Corp.                                              277,788        14,392,196
--------------------------------------------------------------------------------
Parker Hannifin Corp.                                  274,018        18,981,227
================================================================================
                                                                      71,777,474
================================================================================

INSURANCE BROKERS-1.34%

Marsh & McLennan Cos., Inc.                            780,434        19,003,568
--------------------------------------------------------------------------------
National Financial Partners Corp. (d)                  206,347         4,636,617
================================================================================
                                                                      23,640,185
================================================================================

LIFE SCIENCES TOOLS & SERVICES-3.91%

PerkinElmer, Inc.                                      579,679        14,057,216
--------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.               800,370        33,535,503
--------------------------------------------------------------------------------



See accompanying notes which are an integral part of this schedule.

AIM MID CAP CORE EQUITY FUND


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES-(CONTINUED)

Techne Corp. (b)                                       322,681   $    21,735,792
================================================================================
                                                                      69,328,511
================================================================================

METAL & GLASS CONTAINERS-1.35%

Pactiv Corp. (b)                                       914,028        23,956,674
================================================================================

MULTI-SECTOR HOLDINGS-0.10%

PICO Holdings, Inc. (b)                                 59,030         1,784,477
================================================================================

OFFICE ELECTRONICS-1.52%

Xerox Corp.                                          1,802,114        26,977,647
================================================================================

OFFICE SERVICES & SUPPLIES-0.77%

Pitney Bowes Inc.                                      389,673        13,646,348
================================================================================

OIL & GAS DRILLING-0.87%

Noble Corp.                                            308,471        15,321,755
================================================================================

OIL & GAS EQUIPMENT & SERVICES-1.41%

BJ Services Co.                                        873,367        24,899,693
================================================================================

OIL & GAS EXPLORATION & PRODUCTION-5.41%

Chesapeake Energy Corp.                                831,302        38,364,587
--------------------------------------------------------------------------------
Newfield Exploration Co. (b)                           302,891        16,007,790
--------------------------------------------------------------------------------
Penn West Energy Trust (Canada)(d)                     812,742        22,740,521
--------------------------------------------------------------------------------
Whiting Petroleum Corp. (b)                            289,206        18,697,168
================================================================================
                                                                      95,810,066
================================================================================

PACKAGED FOODS & MEATS-3.14%

Cadbury Schweppes PLC  (United Kingdom)              4,253,483        46,717,608
--------------------------------------------------------------------------------
Del Monte Foods Co.                                    936,367         8,923,578
================================================================================
                                                                      55,641,186
================================================================================

PAPER PRODUCTS-1.58%

MeadWestvaco Corp.                                   1,027,926        27,980,146
================================================================================

PERSONAL PRODUCTS-2.69%

Avon Products, Inc.                                    506,639        20,032,506
--------------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The) -Class A                  603,060        27,650,301
================================================================================
                                                                      47,682,807
================================================================================

PHARMACEUTICALS-2.26%

Barr Pharmaceuticals Inc. (b)                          830,175        40,105,754
================================================================================

PRECIOUS METALS & MINERALS-0.97%

Coeur d'Alene Mines Corp. (b)                        4,228,565        17,083,403
================================================================================

PROPERTY & CASUALTY INSURANCE-3.76%

Axis Capital Holdings Ltd.                           1,051,396        35,726,436
--------------------------------------------------------------------------------
Progressive Corp. (The)                              1,924,205        30,921,974
================================================================================
                                                                      66,648,410
================================================================================

PUBLISHING-1.14%

Washington Post Co. (The) -Class B                      30,533        20,197,579
================================================================================

REGIONAL BANKS-1.61%

BB&T Corp.                                             441,883        14,166,769
================================================================================


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
REGIONAL BANKS-(CONTINUED)

PNC Financial Services Group, Inc.                     219,456   $    14,389,730
================================================================================
                                                                      28,556,499
================================================================================

SEMICONDUCTORS-2.35%

Linear Technology Corp. (d)                            624,810        19,175,419
--------------------------------------------------------------------------------
Microchip Technology Inc.                              378,300        12,381,759
--------------------------------------------------------------------------------
Xilinx, Inc.                                           422,485        10,034,019
================================================================================
                                                                      41,591,197
================================================================================

SPECIALIZED FINANCE-1.57%

Moody's Corp.                                          798,653        27,817,084
================================================================================

SPECIALTY CHEMICALS-6.40%

International Flavors & Fragrances Inc.                960,772        42,322,006
--------------------------------------------------------------------------------
Rohm and Haas Co.                                      365,533        19,768,025
--------------------------------------------------------------------------------
Sigma-Aldrich Corp.                                    859,203        51,251,459
================================================================================
                                                                     113,341,490
================================================================================

SYSTEMS SOFTWARE-1.58%

McAfee Inc. (b)                                        431,771        14,287,302
--------------------------------------------------------------------------------
Symantec Corp. (b)                                     821,714        13,656,887
================================================================================
                                                                      27,944,189
================================================================================

THRIFTS & MORTGAGE FINANCE-2.74%

People's United Financial Inc.                       2,800,929        48,484,081
--------------------------------------------------------------------------------
     Total Common Stocks & Other Equity
       Interests (Cost $1,297,813,645)                             1,403,774,268
================================================================================

FOREIGN PREFERRED STOCK-2.69%

HOUSEHOLD PRODUCTS-2.69%

Henkel KGaA -Pfd. (Germany)
  (Cost $40,572,048)                                 1,029,867        47,604,918
================================================================================

MONEY MARKET FUNDS-17.29%

Liquid Assets Portfolio
  -Institutional Class(f)                          153,127,582       153,127,582
--------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(f)          153,127,582       153,127,582
--------------------------------------------------------------------------------
    Total Money Market Funds
      (Cost $306,255,164)                                            306,255,164
================================================================================
Total Investments (excluding investments
  purchased with cash collateral from
  securities loaned)-99.24%
  (Cost $1,644,640,857)                                            1,757,634,350
================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-2.43%

Liquid Assets Portfolio -
  Institutional Class (Cost
  $43,103,599) (f)(g)                               43,103,599        43,103,599
--------------------------------------------------------------------------------
TOTAL INVESTMENTS-101.67%
  (Cost $1,687,744,456)                                            1,800,737,949
================================================================================
OTHER ASSETS LESS LIABILITIES-(1.67)%                                (29,495,773)
================================================================================
NET ASSETS-100.00%                                               $ 1,771,242,176
________________________________________________________________________________
================================================================================


Investment Abbreviations:

Pfd. -- Preferred



See accompanying notes which are an integral part of this schedule.

AIM MID CAP CORE EQUITY FUND


Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2008 was $26,502,949, which represented 1.50% of the Fund's Net Assets. See Note 1A.

(d)  All or a portion of this security was out on loan at March 31, 2008.

(f) The money market fund and the Fund are affiliated by having the same investment advisor.

(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.



See accompanying notes which are an integral part of this schedule.

AIM MID CAP CORE EQUITY FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

         Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

         Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM MID CAP CORE EQUITY FUND


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM MID CAP CORE EQUITY FUND

         The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered input levels, as of the end of the reporting period, March 31, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                                  INVESTMENTS IN
INPUT LEVEL                                                         SECURITIES
--------------------------------------------------------------------------------
Level 1                                                           $1,774,235,001
--------------------------------------------------------------------------------
Level 2                                                               26,502,948
--------------------------------------------------------------------------------
Level 3                                                                       --
================================================================================
                                                                  $1,800,737,949
________________________________________________________________________________
================================================================================

NOTE 3 -- FOREIGN CURRENCY CONTRACTS

                      OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
-----------------------------------------------------------------------------------------
                                   CONTRACT TO                              UNREALIZED
                       ----------------------------------      VALUE       APPRECIATION
SETTLEMENT DATE            DELIVER            RECEIVE         03/31/08    (DEPREICIATION)
-----------------------------------------------------------------------------------------
06/11/08               EUR  14,200,000   USD  $21,540,711   $22,187,281   $      (646,570)
-----------------------------------------------------------------------------------------
06/11/08               GBP  11,800,000   USD   23,592,684    23,281,638           311,046
=========================================================================================
  TOTAL OPEN FOREIGN CURRENCY CONTRACTS                                   $      (335,524)
_________________________________________________________________________________________
=========================================================================================


CURRENCY ABBREVIATIONS:

EUR -- EURO
GBP -- BRITISH POUND STERLING
USD -- U.S. DOLLAR

AIM MID CAP CORE EQUITY FUND


NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2008 was $173,717,040 and $253,043,257, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $   201,457,512
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (88,464,019)
========================================================================================
Net unrealized appreciation of investment securities                     $   112,993,493
________________________________________________________________________________________
========================================================================================
Cost of investments is the same for tax and financial reporting purposes.

                            AIM SMALL CAP GROWTH FUND
            Quarterly Schedule of Portfolio Holdings March 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com             SCG-QTR-1 03/08            Invesco Aim Advisors, Inc.

AIM SMALL CAP GROWTH FUND


SCHEDULE OF INVESTMENTS(a)
March 31, 2008
(Unaudited)


                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS-97.63%

ADVERTISING-0.85%

National CineMedia, Inc. (b)                         525,236       $11,807,305
==============================================================================

AEROSPACE & DEFENSE-1.56%

Ceradyne, Inc. (c)                                   233,872         7,474,549
------------------------------------------------------------------------------
TransDigm Group, Inc. (c)                            382,778        14,181,925
==============================================================================
                                                                    21,656,474
==============================================================================

AIR FREIGHT & LOGISTICS-1.89%

Forward Air Corp.                                    365,851        12,965,759
------------------------------------------------------------------------------
Hub Group, Inc. -Class A (c)                         403,882        13,283,679
==============================================================================
                                                                    26,249,438
==============================================================================

APPAREL RETAIL-1.60%

DSW Inc. -Class A (b)(c)                             610,541         7,906,506
------------------------------------------------------------------------------
Hot Topic, Inc. (c)                                1,253,973         5,404,624
------------------------------------------------------------------------------
Zumiez Inc. (b)(c)                                   571,724         8,970,349
==============================================================================
                                                                    22,281,479
==============================================================================

APPAREL, ACCESSORIES & LUXURY
  GOODS-1.05%

Warnaco Group, Inc. (The) (c)                        369,950        14,590,828
==============================================================================

APPLICATION SOFTWARE-6.09%

Ansoft Corp. (c)                                     413,076        12,607,080
------------------------------------------------------------------------------
ANSYS, Inc. (c)                                      409,479        14,135,215
------------------------------------------------------------------------------
Blackboard Inc. (b)(c)                               417,569        13,917,575
------------------------------------------------------------------------------
Informatica Corp. (c)                                690,671        11,782,847
------------------------------------------------------------------------------
JDA Software Group, Inc. (c)                         650,978        11,880,348
------------------------------------------------------------------------------
Lawson Software, Inc. (b)(c)                       1,229,251         9,256,260
------------------------------------------------------------------------------
Manhattan Associates, Inc. (c)                       489,646        11,227,583
==============================================================================
                                                                    84,806,908
==============================================================================

ASSET MANAGEMENT & CUSTODY
  BANKS-1.33%

Affiliated Managers Group, Inc. (b)(c)              162,108        14,709,680
------------------------------------------------------------------------------
Riskmetrics Group Inc. (b)(c)                        194,871         3,770,754
==============================================================================
                                                                    18,480,434
==============================================================================

AUTO PARTS & EQUIPMENT-0.93%

Tenneco Inc. (c)                                     464,601        12,980,952
==============================================================================

BIOTECHNOLOGY-3.98%

BioMarin Pharmaceutical Inc. (c)                     502,654        17,778,872
------------------------------------------------------------------------------
Cepheid, Inc. (b)(c)                                 355,123         8,661,450
------------------------------------------------------------------------------
Human Genome Sciences, Inc. (c)                      617,914         3,639,513
------------------------------------------------------------------------------
Myriad Genetics, Inc. (b)(c)                         356,589        14,366,971
------------------------------------------------------------------------------
United Therapeutics Corp. (b)(c)                     126,151        10,937,292
==============================================================================
                                                                    55,384,098
==============================================================================


                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMODITY CHEMICALS-0.51%

Calgon Carbon Corp. (b)(c)                           475,072   $     7,149,834
==============================================================================

COMMUNICATIONS EQUIPMENT-2.31%

Harmonic Inc. (c)                                  1,275,805         9,696,118
==============================================================================

NICE Systems Ltd. -ADR
  (Israel)(c)                                        380,454        10,736,412
------------------------------------------------------------------------------
Polycom, Inc. (c)                                    519,817        11,716,675
==============================================================================
                                                                    32,149,205
==============================================================================

CONSTRUCTION & FARM MACHINERY &
  HEAVY TRUCKS-2.12%

Bucyrus International, Inc.
  -Class A                                           157,526        16,012,518
------------------------------------------------------------------------------
Wabtec Corp.                                         359,330        13,532,368
==============================================================================
                                                                    29,544,886
==============================================================================

CONSTRUCTION MATERIALS-1.63%

Eagle Materials Inc. (b)                             347,422        12,350,852
------------------------------------------------------------------------------
Texas Industries, Inc. (b)                           172,587        10,374,205
==============================================================================
                                                                    22,725,057
==============================================================================

DATA PROCESSING & OUTSOURCED
  SERVICES-2.97%

Euronet Worldwide, Inc. (b)(c)                       620,809        11,956,781
------------------------------------------------------------------------------
Global Payments Inc.                                 218,965         9,056,393
------------------------------------------------------------------------------
NeuStar, Inc. -Class A (c)                           437,561        11,586,615
------------------------------------------------------------------------------
Syntel, Inc. (b)                                     326,860         8,710,819
==============================================================================
                                                                    41,310,608
==============================================================================

DIVERSIFIED COMMERCIAL &
  PROFESSIONAL SERVICES-3.50%

Advisory Board Co. (The) (c)                         164,630         9,044,772
------------------------------------------------------------------------------
CoStar Group Inc. (b)(c)                             337,462        14,510,866
------------------------------------------------------------------------------
Pike Electric Corp. (c)                              791,362        11,023,673
------------------------------------------------------------------------------
Tetra Tech, Inc. (c)                                 727,694        14,197,310
==============================================================================
                                                                    48,776,621
==============================================================================

DRUG RETAIL-0.93%

Longs Drug Stores Corp.                              306,092        12,996,666
==============================================================================

EDUCATION SERVICES-2.07%

DeVry, Inc.                                          393,338        16,457,262
------------------------------------------------------------------------------
Strayer Education, Inc.                               81,094        12,366,835
==============================================================================
                                                                    28,824,097
==============================================================================

ELECTRIC UTILITIES-0.86%

ITC Holdings Corp.                                   229,958        11,971,614
==============================================================================

ELECTRICAL COMPONENTS &
  EQUIPMENT-2.49%

Acuity Brands, Inc.                                  166,600         7,155,470
------------------------------------------------------------------------------
General Cable Corp. (c)                              307,827        18,183,341
------------------------------------------------------------------------------
Regal-Beloit Corp.                                   253,274         9,277,427
==============================================================================
                                                                    34,616,238
==============================================================================



See accompanying notes which are an integral part of this schedule.

AIM SMALL CAP GROWTH FUND


                                                  SHARES            VALUE
------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT MANUFACTURERS-1.50%

Cogent Inc. (b)(c)                                   938,986   $     8,854,638
------------------------------------------------------------------------------
Coherent, Inc. (b)(c)                                429,484        11,978,309
==============================================================================
                                                                    20,832,947
==============================================================================

ENVIRONMENTAL & FACILITIES
  SERVICES-0.95%

EnergySolutions Inc.                                 234,639         5,382,619
------------------------------------------------------------------------------
Fuel Tech, Inc. (b)(c)                               383,035         7,852,217
==============================================================================
                                                                    13,234,836
==============================================================================

HEALTH CARE EQUIPMENT-3.30%

Gen-Probe Inc. (c)                                   216,437        10,432,263
------------------------------------------------------------------------------
Mentor Corp. (b)                                     259,431         6,672,565
------------------------------------------------------------------------------
NuVasive, Inc. (b)(c)                                456,731        15,761,787
------------------------------------------------------------------------------
Wright Medical Group, Inc. (c)                       543,848        13,128,491
==============================================================================
                                                                    45,995,106
==============================================================================

HEALTH CARE FACILITIES-1.55%

LifePoint Hospitals, Inc. (c)                        388,304        10,666,711
------------------------------------------------------------------------------
VCA Antech, Inc. (c)                                 398,293        10,893,313
==============================================================================
                                                                    21,560,024
==============================================================================

HEALTH CARE SERVICES-2.74%

athenahealth Inc. (b)(c)                              42,637         1,009,218
------------------------------------------------------------------------------
Chemed Corp.                                         259,067        10,932,627
------------------------------------------------------------------------------
inVentiv Health Inc. (c)                             400,627        11,542,064
------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. (c)                    217,561        14,663,612
==============================================================================
                                                                    38,147,521
==============================================================================

HEALTH CARE TECHNOLOGY-0.99%

Eclipsys Corp. (c)                                   700,352        13,733,903
==============================================================================

HOME ENTERTAINMENT SOFTWARE-0.85%

THQ Inc. (c)                                         545,028        11,881,610
==============================================================================

HOME FURNISHINGS-0.25%

Tempur-Pedic International Inc. (b)                  321,329         3,534,619
==============================================================================

HOTELS, RESORTS & CRUISE LINES-0.69%

Choice Hotels International, Inc. (b)                281,475         9,601,112
==============================================================================

HOUSEHOLD PRODUCTS-1.55%

Church & Dwight Co., Inc.                            398,990        21,641,218
==============================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-0.83%

Korn/Ferry International (c)                         688,106        11,628,991
==============================================================================

INDUSTRIAL MACHINERY-1.63%

Barnes Group Inc.                                    426,358         9,784,916
------------------------------------------------------------------------------
Dynamic Materials Corp. (b)                          297,302        12,843,447
==============================================================================
                                                                    22,628,363
==============================================================================

INSURANCE BROKERS-0.46%

National Financial Partners Corp. (b)                284,120         6,384,176
==============================================================================


                                                  SHARES            VALUE
------------------------------------------------------------------------------
INTERNET RETAIL-0.42%

Shutterfly, Inc. (b)(c)                              391,600   $     5,823,092
==============================================================================

INTERNET SOFTWARE & SERVICES-2.55%

Bankrate, Inc. (b)(c)                                261,182        13,030,370
------------------------------------------------------------------------------
DealerTrack Holdings Inc. (c)                        372,249         7,526,875
------------------------------------------------------------------------------
Omniture, Inc. (b)(c)                                234,686         5,447,062
------------------------------------------------------------------------------
ValueClick, Inc. (c)                                 549,582         9,480,289
==============================================================================
                                                                    35,484,596
==============================================================================

INVESTMENT BANKING & BROKERAGE-1.66%

Greenhill & Co., Inc. (b)                            211,040        14,679,943
------------------------------------------------------------------------------
optionsXpress Holdings Inc.                          407,965         8,448,955
==============================================================================
                                                                    23,128,898
==============================================================================

IT CONSULTING & OTHER SERVICES-0.75%

SRA International, Inc. -Class A (c)                 432,225        10,507,390
==============================================================================

LIFE SCIENCES TOOLS & SERVICES-3.72%

Affymetrix, Inc. (b)(c)                              494,419         8,607,835
------------------------------------------------------------------------------
AMAG Pharmaceuticals, Inc. (c)                       146,463         5,921,499
------------------------------------------------------------------------------
PAREXEL International Corp. (c)                      696,558        18,180,164
------------------------------------------------------------------------------
Varian Inc. (c)                                      329,955        19,110,993
==============================================================================
                                                                    51,820,491
==============================================================================

MANAGED HEALTH CARE-0.78%

Magellan Health Services, Inc. (c)                   272,309        10,807,944
==============================================================================

MARINE-0.49%

American Commercial Lines Inc. (b)(c)                432,387         6,831,715
==============================================================================

METAL & GLASS CONTAINERS-1.22%

Greif Inc. -Class A                                  249,194        16,927,748
==============================================================================

MOVIES & ENTERTAINMENT-1.42%

Live Nation Inc. (b)(c)                              519,970         6,307,236
------------------------------------------------------------------------------
Marvel Entertainment, Inc. (b)(c)                    502,194        13,453,777
==============================================================================
                                                                    19,761,013
==============================================================================

OFFICE REIT'S-0.95%

BioMed Realty Trust, Inc.                            554,425        13,245,213
==============================================================================

OFFICE SERVICES & SUPPLIES-0.80%

Interface, Inc. -Class A                             788,324        11,075,952
==============================================================================

OIL & GAS DRILLING-1.30%

Unit Corp. (c)                                       319,115        18,077,865
==============================================================================

OIL & GAS EQUIPMENT & SERVICES-2.81%

Dril-Quip, Inc. (c)                                  308,076        14,316,292
------------------------------------------------------------------------------
FMC Technologies, Inc. (c)                           241,054        13,713,562
------------------------------------------------------------------------------
ION Geophysical Corp. (b)(c)                         801,359        11,058,754
==============================================================================
                                                                    39,088,608
==============================================================================



See accompanying notes which are an integral part of this schedule.

AIM SMALL CAP GROWTH FUND


                                                  SHARES            VALUE
------------------------------------------------------------------------------
OIL & GAS EXPLORATION &
  PRODUCTION-5.18%

Arena Resources, Inc. (c)                            398,832   $    15,438,787
------------------------------------------------------------------------------
Bill Barrett Corp. (c)                               400,810        18,938,272
------------------------------------------------------------------------------
Carrizo Oil & Gas, Inc. (b)(c)                       338,137        20,041,380
------------------------------------------------------------------------------
Whiting Petroleum Corp. (c)                          273,110        17,656,562
==============================================================================
                                                                    72,075,001
==============================================================================

PACKAGED FOODS & MEATS-0.99%

Ralcorp Holdings, Inc. (c)                           237,164        13,791,087
==============================================================================

PHARMACEUTICALS-1.48%

Medicines Co. (The) (c)                              477,376         9,642,995
------------------------------------------------------------------------------
Sciele Pharma, Inc. (b)(c)                           564,205        11,001,998
==============================================================================
                                                                    20,644,993
==============================================================================

PROPERTY & CASUALTY INSURANCE-0.80%

ProAssurance Corp. (b)(c)                            202,260        10,887,656
------------------------------------------------------------------------------
Security Capital Assurance Ltd. (d)                  537,926           295,859
==============================================================================
                                                                    11,183,515
==============================================================================

REGIONAL BANKS-1.35%

East West Bancorp, Inc. (b)                          349,197         6,198,247
------------------------------------------------------------------------------
SVB Financial Group (b)(c)                           290,012        12,656,123
==============================================================================
                                                                    18,854,370
==============================================================================

RESTAURANTS-2.22%

Buffalo Wild Wings Inc. (b)(c)                       328,118         8,038,891
------------------------------------------------------------------------------
Jack in the Box Inc. (c)                             506,619        13,612,852
------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc. (b)(c)               327,249         9,306,962
==============================================================================
                                                                    30,958,705
==============================================================================

SEMICONDUCTOR EQUIPMENT-1.11%

FormFactor Inc. (c)                                  275,225         5,256,797
------------------------------------------------------------------------------
Varian Semiconductor Equipment
  Associates, Inc. (c)                               361,679        10,181,264
==============================================================================
                                                                    15,438,061
==============================================================================

SEMICONDUCTORS-4.15%

Cirrus Logic, Inc. (c)                             1,656,420        11,131,143
------------------------------------------------------------------------------
Diodes Inc. (b)(c)                                   456,992        10,035,544
------------------------------------------------------------------------------
Microsemi Corp. (b)(c)                               569,844        12,992,443
------------------------------------------------------------------------------
Power Integrations, Inc. (c)                         392,297        11,478,610
------------------------------------------------------------------------------
Silicon Laboratories Inc. (c)                        382,743        12,071,714
==============================================================================
                                                                    57,709,454
==============================================================================

SPECIALTY CHEMICALS-0.10%

Zep Inc.                                              83,300         1,351,126
==============================================================================

SPECIALTY STORES-0.58%

Dick's Sporting Goods, Inc. (c)                      302,332         8,096,451
==============================================================================

STEEL-0.92%

Carpenter Technology Corp.                           228,200        12,772,354
==============================================================================


                                                  SHARES            VALUE
------------------------------------------------------------------------------
SYSTEMS SOFTWARE-0.77%

MICROS Systems, Inc. (c)                             319,881   $    10,767,195
==============================================================================

TECHNOLOGY DISTRIBUTORS-0.86%

Tech Data Corp. (c)                                  364,561        11,957,601
==============================================================================

TRADING COMPANIES &
  DISTRIBUTORS-0.55%

WESCO International, Inc. (c)                        211,804         7,728,728
==============================================================================

TRUCKING-0.87%

Knight Transportation, Inc. (b)                      735,505        12,106,412
==============================================================================

WIRELESS TELECOMMUNICATION
  SERVICES-0.87%

SBA Communications Corp. -Class
  A (c)                                              404,186        12,056,868
==============================================================================
    Total Common Stocks & Other Equity                           1,359,179,614
      Interests
      (Cost $1,212,372,768)
==============================================================================

MONEY MARKET FUNDS-4.16%

Liquid Assets Portfolio
  -Institutional Class(e)                         28,935,925        28,935,925
------------------------------------------------------------------------------
Premier Portfolio
  -Institutional Class(e)                         28,935,925        28,935,925
==============================================================================
    Total Money Market Funds
      (Cost $57,871,850)                                            57,871,850
==============================================================================
TOTAL INVESTMENTS  (excluding
  investments purchased with cash
  collateral from securities on
  loan)-101.79%
  (Cost $1,270,244,618)                                          1,417,051,464
==============================================================================

INVESTMENTS PURCHASED WITH CASH
  COLLATERAL FROM SECURITIES
  ON LOAN

MONEY MARKET FUNDS-18.86%

Liquid Assets Portfolio
  -Institutional Class
  (Cost $262,505,219)(e)(f)                      262,505,219       262,505,219
==============================================================================
TOTAL INVESTMENTS-120.65%                                        1,679,556,683
  (Cost $1,532,749,837)
==============================================================================
OTHER ASSETS LESS LIABILITIES-(20.65)%                            (287,465,367)
==============================================================================
NET ASSETS-100.00%                                             $ 1,392,091,316
______________________________________________________________________________
==============================================================================

Investment Abbreviations:

ADR    -- American Depositary Receipt

REIT   -- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at March 31, 2008.

(c)  Non-income producing security.



See accompanying notes which are an integral part of this schedule.

                            AIM SMALL CAP GROWTH FUND

(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at March 31, 2008 represented 0.02% of the Fund's Net Assets. See Note 1A.

(e) The money market fund and the Fund are affiliated by having the same investment advisor.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.



See accompanying notes which are an integral part of this schedule.

AIM SMALL CAP GROWTH FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM SMALL CAP GROWTH FUND


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

AIM SMALL CAP GROWTH FUND


NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

          Level 1 - Quoted prices in an active market for identical assets.

          Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered input levels, as of the end of the reporting period, March 31, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                                  INVESTMENTS IN
INPUT LEVEL                                                         SECURITIES
--------------------------------------------------------------------------------
Level 1                                                           $1,679,260,824
--------------------------------------------------------------------------------
Level 2                                                                  295,859
--------------------------------------------------------------------------------
Level 3                                                                       --
================================================================================
                                                                  $1,679,556,683
________________________________________________________________________________
================================================================================


NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2008 was $80,948,790 and $181,066,260, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $   283,391,452
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                (136,818,244)
========================================================================================
Net unrealized appreciation of investment securities                     $   146,573,208
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $1,532,983,475.

Item 2. Controls and Procedures.

     (a) As of March 18, 2008, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 18, 2008, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Growth Series


By:   /s/ Philip A. Taylor
      ------------------------------
      Philip A. Taylor
      Principal Executive Officer

Date: May 30, 2008

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /s/ Philip A. Taylor
      ------------------------------
      Philip A. Taylor
      Principal Executive Officer

Date: May 30, 2008


By:   /s/ Sidney M. Dilgren
      ------------------------------
      Sidney M. Dilgren
      Principal Financial Officer

Date: May 30, 2008

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.